[LOGO OF MONTGOMERY FUNDS]


          ------------------------
          The Montgomery Funds(SM)
          ------------------------


         Institutional Series
-----------------------------

         International Growth Portfolio
         Emerging Markets Focus Portfolio
         Macro Cap Systematic Value Portfolio
         Small Cap Systematic Value Portfolio

         Annual Report
         June 30,1999

                               Invest wisely(R)

-------------------------------
         Montgomery
    Institutional Series
-------------------------------
        Annual Report
-------------------------------
       June 30, 1999

The Montgomery Funds are a comprehensive family of no-load mutual funds offering U.S. equity, international and global, and U.S. fixed-income investment strategies.

We currently manage more than $4.2 billion in the Funds on behalf of over 200,000 individual investors, helping them meet their financial goals through a combination of professional portfolio management and high-quality customer service.

---------------------
     CONTENTS
---------------------

Performance Summary............................1

Portfolio Highlights and Investments
-------------------------------------------------
International Growth Portfolio.................2
Emerging Markets Focus Portfolio...............6
Macro Cap Systematic Value Portfolio...........10
Small Cap Systematic Value Portfolio...........14

Financial Statements
-------------------------------------------------
Statements of Assets and Liabilities...........20
Statements of Operations.......................21
Statements of Changes in Net Assets............22
Financial Highlights...........................23
Notes to Financial Statements..................28
Independent Auditors Report....................34
Tax Information................................35






                                                  [LOGO APPEARS HERE]
                                                  The Montgomery FundsSM
                                                   101 California Street
                                               San Francisco, CA 94111-9361

                                                 -------------------------------
                                                            Montgomery
                                                       Institutional Series
                                                 -------------------------------
                                                       Performance Summary
                                                 -------------------------------
                                                          June 30, 1999

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Fund name (Fund number)                         Inception date     One year    Three years  Five years  Since inception
------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio (654)            6/30/98                1.80%           --          --             1.80%
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Focus Portfolio (1481)         12/31/97              43.78%           --          --            21.79%
------------------------------------------------------------------------------------------------------------------------
Macro Cap Systematic Value Portfolio (1482)     8/31/98                  --            --          --            30.66%*
------------------------------------------------------------------------------------------------------------------------
Small Cap Systematic Value Portfolio (1480)     8/31/98                  --            --          --            16.69%*
------------------------------------------------------------------------------------------------------------------------

* Cumulative total return since inception of Portfolio.

Past performance is no guarantee of future results. Net asset value, investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Portfolios after 6/30/99 but that were effective on 6/30/99 or (ii) any purchases or redemptions of Portfolio shares completed after 6/30/99 that were effective on 6/30/99.

There are certain risks associated with investing in foreign markets, such as currency fluctuations and political and economic instability. There are also additional risks associated with investing in small-cap companies. Investors are encouraged to read the prospectus carefully before investing.

--------------------
     Montgomery
Institutional Series
--------------------
International Growth
     Portfolio
--------------------
Portfolio Highlights
--------------------

INVESTMENT REVIEW



Q: How did the Portfolio perform during the year ended June 30, 1999?
A: Two very strong quarters of performance were not sufficient to offset two weaker quarters, as market conditions proved very challenging for the international growth style of investing during the period. As a result, the Portfolio underperformed its benchmark for the year, returning 1.8% versus a 7.9% return for the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index.

Q: What factors contributed to the underperformance during the period?

A: There were two events that detracted from the Portfolio s relative performance during the course of the year: the August through September turmoil in global financial markets and the rotation out of growth stocks and into industrial cyclicals in 1999. Strong stock selection has enabled us to offset the negative impact of the latter trend in recent months.

At the beginning of the financial year, the Portfolio s relative performance suffered as global markets corrected sharply. Growth stocks were particularly affected by this volatility. Although our fully invested positioning initially hurt relative performance, it allowed us to take full advantage of the subsequent recovery.

In maintaining our focus on good stock selection, the Portfolio enjoyed strong outperformance against the benchmark during the final quarter of the financial year. Stocks such as KAO Corp. (1.8% of net assets as of 6/30/99) and Equant (1.7% of net assets as of 6/30/99), appreciated rapidly, contributing to the Portfolio s outperformance during this period.

Q: There has been some excitement that Japan is finally beginning to emerge from recession. Did you make any adjustments to the Portfolio in recognition of this?

A: We have made some adjustments to the Portfolio in recent months, but primarily as a result of our bottom-up approach to investment analysis that favors original research at the country, sector and company levels. For much of the financial year, we maintained a strong overweight position in Europe. The introduction of the euro and continuing efforts toward deregulation have created a favorable long-term growth environment, and we have identified many dynamic European companies with strong management teams that we believe will be solid performers in 1999.

We are starting to see some signs of improvement in Japan. Although much of the positive gross domestic product (GDP) surprise in the first quarter of 1999 was the result of temporary fiscal stimuli, we did see evidence of improving domestic consumption, which is an important confirmation of improving economic fundamentals. We have added several companies to the Portfolio that are undergoing positive fundamental change and whose earnings will benefit from improving business momentum in Japan. We continue to watch Japan

---------------------------------------------
        PORTFOLIO  MANAGEMENT
---------------------------------------------
John Boich, CFA ......  Sr. Portfolio Manager
Oscar Castro, CFA ....  Sr. Portfolio Manager


---------------------------------------------
            PERFORMANCE
---------------------------------------------
  Average annual total returns for the
  period ended 6/30/99

---------------------------------------------
       Montgomery Institutional Series:
        International Growth Portfolio
Since inception (6/30/98)........1.80%
One year ........................1.80%

---------------------------------------------
             MSCI EAFE Index
Since 6/30/98 ....................7.92%
One year .... ....................7.92%

---------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

          Date        Micro Vap     Russell Top 200
        --------    -------------  ----------------
         Jun-98         10000         10000
         Jul-98         10230         10104
         Aug-98          8790          8854
         Sep-98          8369          8585
         Oct-98          9109          9482
         Nov-98          9639          9970
         Dec-98         10110         10366
         Jan-99         10480         10338
         Feb-99          9940         10094
         Mar-99          9780         10518
         Apr-99         10071         10946
         May-99          9841         10385
         Jun-99         10180         10792


1 The Morgan Stanley Capital International EAFE Index is composed of approximately 20 developed market countries in Europe, Australasia and the Far East. The returns are presented net of dividend withholding taxes.

-------------------------------
        Montgomery
    Institutional Series
-------------------------------
International Growth Portfolio
-------------------------------
     Portfolio Highlights

closely, as follow-through on pending policy initiatives will be vital if that country is to maintain its current economic and market momentum.

Q: You appear to be more optimistic about the prospects for Japan; what are your views on Europe?

A: There have been subtle improvements in the outlook for the European economies in recent months. As a result, the consensus view is for an improvement in economic growth in the region for the second half of 1999. This positive growth outlook, however, is likely to be accompanied by the possibility of higher interest rates as inflationary concerns increase. There are two countries that we are particularly excited about France and the United Kingdom. Both have shown encouraging signs of accelerating growth, and we believe that their equity markets may perform well.

Q: How have you positioned the Portfolio to take advantage of trends in Asia and Europe?

A: As mentioned, we have been increasing the Portfolio s exposure to Japan. We have also added to our holdings in France and the United Kingdom. In both these countries, we have identified companies in the industrial growth cyclical and consumer durables sectors that are attractively valued and that we believe will profit from accelerating economic growth.

Although we currently anticipate stronger growth in Japan and Europe, there are risks, including the possibility of higher interest rates, that may change this outlook. We believe that our stock selection process, which combines primary original research, expert industry knowledge and the advantage of good insight, should help offset unfavorable macroeconomic trends.

-------------------------------------------
             TOP TEN HOLDINGS
-------------------------------------------
   (as a percentage of total net assets)
Alstom................................ 2.6%
Orange PLC............................ 2.5%
Total S.A., Class B................... 2.4%
Vivendi............................... 2.2%
Cap Gemini S.A. ...................... 2.1%
Nissan Motor Company, Ltd. ........... 2.1%
Hitachi Ltd. ......................... 2.1%
Sony Corporation...................... 2.0%
Cable & Wireless Optus Ltd. .......... 2.0%
British Airways PLC................... 2.0%


-------------------------------------------
            TOP FIVE COUNTRIES
-------------------------------------------
  (as a percentage of total net assets)
United Kingdom....................... 22.7%
France............................... 16.6%
Japan................................ 15.1%
Netherlands..........................  8.0%
Germany..............................  5.6%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

Investors should be aware that there are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

---------------------------------
          Montgomery
     Institutional Series
---------------------------------
 International Growth Portfolio
---------------------------------
         Investments

    PORTFOLIO INVESTMENTS

June 30, 1999

        Shares                                                   Value (Note 1)
COMMON STOCKS--87.5%
Australia -- 3.8%
     362,407          Australia & New Zealand Banking Group
                      Ltd. (Non-U.S. Banks).........................   $   2,654,731
   1,324,900          Cable & Wireless Optus Ltd.
                      (Other Telephone/Communication)...............       3,005,319
                                                                       -------------
                                                                           5,660,050
Austria -- 1.5%
      41,434          Bank Austria AG (Non-U.S. Banks)..............       2,181,908
Belgium -- 1.3%
      47,000          Union Miniere S.A. (Metal Fabrications).......       1,941,186
Finland -- 2.9%
      45,300          Helsinki Telephone
                      (Other Telephone/Communication)...............       2,151,619
      24,480          NokiaOyj (Telecommunication Equipment).......        2,148,521
                                                                       -------------
                                                                           4,300,140
France -- 16.6%
     122,400          Alstom+ (Electrical Products).................       3,854,700
         400          Alstom, ADR+ (Electrical Products)............          12,800
      23,000          Banque Nationale de Paris(Non-U.S.Banks)......       1,918,883
      20,145          Cap Gemini S.A. (EDP Services)................       3,170,017
      21,960          Coflexip (Metal Fabrications).................       1,887,669
       5,300          Groupe Danone (Packaged Foods)................       1,368,123
      15,080          Lafarge S.A. (Building Materials).............       1,435,627
      55,380          Lagardere S.C.A.(Aerospace/Defense)...........       2,064,284
      41,700          Societe BIC S.A.(Consumer Specialties)........       2,202,374

      27,200          Total S.A., ClassB+  (Oil Refining/Marketing).       3,513,465
      40,816          Vivendi+  (Non-U.S. Utilities)................       3,310,442
                                                                       -------------
                                                                          24,738,384
Germany -- 3.9%
      19,310          Mannesmann AG (Cellular Telephone)............       2,885,095
      48,965          Veba AG (Non-U.S. Utilities)..................       2,881,841
                                                                       -------------
                                                                           5,766,936
Japan -- 15.1%
         323          East Japan Railway Company (Railroads). ......       1,736,990
     335,000          Fuji Heavy Industries Ltd. (Motor Vehicles)...       2,588,649
     330,000          Hitachi Ltd.
                      (Diversified Electronic Products).............       3,098,784
         202          Japan Tobacco, Inc. (Tobacco).................       2,239,431
      94,000          KAO Corporation
                      (Package Goods/Cosmetics).....................       2,644,163
     229,000          Kirin Brewery Company, Ltd.
                      (Alcoholic Beverages).........................       2,747,166
     650,000          Nissan Motor Company, Ltd.
                      (Motor Vehicles)..............................       3,108,298
      28,000          Sony Corporation
                      (Consumer Electronics/Appliances).............       3,023,083
     185,000          Sumitomo Rubber Industries, Ltd.
                      (Automotive Aftermarket)......................       1,310,168
                                                                       -------------
                                                                          22,496,732
Netherlands -- 8.0%
      27,000          Equant N.V.+
                      (Other Telephone/Communication)...............       2,541,375
      47,300          ING Groep N.V.
                      (Diversified Financial Services)..............       2,564,069
      56,445          Koninklijke KPN, N.V.
                      (Other Telephone/Communication)...............       2,651,833
      30,300          United Pan-Europe Communications N.V.+
                      (Cable Television)............................       1,645,651
      91,858          Vendex N.V. (Department Store Chains).........       2,456,553
                                                                       -------------
                                                                          11,859,481
Portugal -- 0.9%
      10,400          Telecel-Comunicacoes Pessoais S.A.
                      (Cellular Telephone)..........................       1,342,310
Russia -- 1.7%
      31,600          Global TeleSystems Group, Inc.
                      (Other Telephone/Communication)...............       2,558,612
Spain -- 4.3%
     79,000           Argentaria S.A. (Non-U.S. Banks)..............       1,801,906
    260,800           Banco Santander Central Hispano S.A.
                      (Non-U.S. Banks)..............................       2,719,808
     40,138           Telefonica de Espana S.A., ORD+
                      (Other Telephone/Communication)...............       1,935,865
                                                                       -------------
                                                                           6,457,579
Sweden -- 1.6%
     81,100           Enator AB (EDP Services)......................       2,441,906
Switzerland -- 3.2%
        812           Julius Baer Holding AG (Non-U.S. Banks).......       2,318,206
      6,262           Swisscom AG
                      (Other Telephone/Communication)...............       2,360,811
                                                                         -----------
                                                                           4,679,017
United Kingdom -- 22.7%
    111,400           Abbey National PLC
                      (Diversified Financial Services)..............       2,094,692
    131,500           Alliance & Leicester PLC
                      (Non-U.S. Banks)..............................       1,775,653
     83,000           Barclays PLC (Non-U.S. Banks).................       2,418,264
    430,600           British Airways PLC (Airlines)................       2,978,532
    202,000           British American Tobacco PLC (Tobacco)........       1,902,324
    224,500           Diageo PLC (Alcoholic Beverages)..............       2,362,114
    410,800           Enterprise Oil PLC (Oil and Gas Production)...       2,660,126
     65,930           Glaxo Wellcome PLC
                      (Major Pharmaceuticals).......................       1,832,516

The accompanying notes are an integral part of these financial statements.

                                                --------------------------------
                                                            Montgomery
                                                        Institutional Series
                                                --------------------------------
                                                       International Growth
                                                             Portfolio
                                                --------------------------------
                                                            Investments

Shares                                            Value (Note 1)
COMMON STOCKS -- continued
United Kingdom -- continued
   137,100        Great Universal Stores PLC
                  (Catalog/Specialty Distribution)... $ 1,516,052
    69,200        HSBC Holdings PLC
                  (Diversified Financial Services)...   2,452,832
    99,000        Lloyds TSB Group PLC
                  (Diversified Financial Services)...   1,347,736
   254,300        Orange PLC (Cellular Telephone)....   3,724,663
   131,865        Railtrack Group PLC (Railroads)....   2,697,915
   201,400        Scottish & Southern Energy PLC
                  (Non-U.S. Utilities)...............   2,068,231
   423,500        Somerfield PLC (Food Chains).......   1,987,463
                                                      -----------
                                                       33,819,113
                                                      -----------
TOTAL COMMON STOCKS
(Cost $126,475,969).................................. 130,243,354
                                                      -----------
PREFERRED STOCKS -- 1.7%
Germany -- 1.7%
     1,090        Porsche AG (Motor Vehicles)
                  (Cost $2,638,407)..................   2,566,083
                                                      -----------
TOTAL SECURITIES
(Cost $129,114,376................................... 132,809,437
                                                      -----------


Principal Amount                                     Value (Note 1)

REPURCHASE AGREEMENT -- 14.1%
$20,936,000       Agreement with PaineWebber Group,
                  Tri-Party, 5.050% dated 06/30/99,
                  to be repurchased at $20,938,897 on
                  07/01/99, collateralized by $20,977,627
                  market value of U.S. government and
                  mortgage-backed securities, having various
                  maturities and interest rates
                  (Cost $20,936,000)...............  $ 20,936,000
                                                     ------------
TOTAL INVESTMENTS -- 103.3%
(Cost $150,050,376*)...............................   153,745,437

OTHER ASSETS AND LIABILITIES -- (3.3)%
(Net)..............................................     (4,914,422)
                                                     -------------
NET ASSETS -- 100.0%...............................  $ 148,831,015
                                                     =============
 *  Aggregate cost for federal tax purposes is $150,098,394.
 +  Non-income-producing security.

Abbreviations
ADR American Depositary Receipt
ORD Ordinary


                                                                               5
The accompanying notes are an integral part of these financial statements.

--------------------
     Montgomery
Institutional Series
--------------------
  Emerging Markets
  Focus Portfolio
--------------------
Portfolio Highlights

-----------------------------------------------
             PORTFOLIO MANAGEMENT
-----------------------------------------------

Josephine Jimenez, CFA .. Sr. Portfolio Manager


-----------------------------------------------
                 PERFORMANCE
-----------------------------------------------

Average annual total returns
for the period ended 6/30/99

-----------------------------------------------
        Montgomery Institutional Series:
        Emerging Markets Focus Portfolio

Since inception (12/31/97) ...  21.79%
One year .....................  43.78%

-----------------------------------------------
   MSCI Emerging Markets Free Index

Since 12/31/97 ...............   2.93%
One year .....................  28.71%

-----------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]

                     Montgomery
                    Institutional    MSCI
                       Series:      Emerging
                      Emerging      Markets
                       Markets        Free
                     Focus Fund     Index/1/
                    -------------  ----------
         Dec-97        10,000         10,000
         Jan-98         8,949          9,216
         Feb-98         9,998         10,178
         Mar-98        10,801         10,619
         Apr-98        11,331         10,504
         May-98         9,790          9,064
         Jun-98         8,826          8,113
         Jul-98         9,081          8,371
         Aug-98         6,558          5,950
         Sep-98         7,258          6,328
         Oct-98         7,825          6,994
         Nov-98         8,032          7,576
         Dec-98         7,489          7,466
         Jan-99         7,846          7,346
         Feb-99         7,740          7,417
         Mar-99         9,293          8,395
         Apr-99        10,325          9,433
         May-99        10,798          9,378
         Jun-99        12,690         10,443


1 The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.



INVESTMENT REVIEW


Q: How did the Portfolio perform during the year ended June 30, 1999?

A: We were very pleased with the Portfolio s performance over the past year. In a challenging environment for emerging markets, the Portfolio consistently outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, returning 43.8% versus 28.7% for the index.

Q: What factors contributed to these excellent results?

A: While our asset allocation decisions and good stock selection during the year played a significant role, strategy was primarily responsible for the Portfolio s strong performance. Unlike the majority of emerging markets funds, the Montgomery Emerging Markets Focus Portfolio can concentrate its investments in as few as three markets and up to 50% of its assets in any one market. By using this to our advantage and investing a considerable portion of assets in Greece during the financial turmoil in emerging markets in the latter half of 1998, we were able to avoid many of the problems facing regular emerging markets funds that had to maintain a broader country exposure. Conversely, we were also able to quickly exit the Greek market when market considerations warranted it, and now have no exposure to Greece.

Our concentration in mainly large-cap and highly liquid investments, combined with an opportunistic management style, has allowed us to move quickly to both avoid problems and take advantage of attractive investments as they arise. For example, we avoided the difficulties of many emerging markets funds by having no exposure to Latin America when Brazil devalued the real in January 1999. But following the currency devaluation, when we believed that share prices had become very attractively valued, we were able to quickly establish positions in Brazil and Mexico and fully participate in the subsequent rallies in those markets. Likewise, by swiftly moving into positions in South Korea when there were indications of a recovery in that market, we were also able to boost overall Portfolio returns.

Q: How has the Portfolio s country and stock exposure changed over the course of the year?

A: Due to the shifting fortunes of the emerging markets, the Port-folio s country and stock exposure has changed significantly over the course of the year. At the height of the difficulties experienced by emerging markets as capital fled the asset class, the Portfolio was invested in just three markets. We broadened our exposure as individual markets began to recover, and by the end of March 1999 were able to identify sufficient opportunities to increase to eight the number of countries in which the Portfolio was invested. (The Portfolio s strategy permits a maximum of 10.) At the end of the financial year, the Portfolio was invested in nine countries and 24 stocks, signaling our confidence in the asset class as a whole.

Q: Which of the Portfolio s positions were you particularly pleased with over the period?

A: We have been pleased with the performance of most of our holdings during the year. As the Portfolio s performance suggests, the majority of holdings have enjoyed

                                                            --------------------
                                                                 Montgomery
                                                            Institutional Series
                                                            --------------------
                                                              Emerging Markets
                                                               Focus Portfolio
                                                            --------------------
                                                            Portfolio Highlights


strong relative returns. We attribute this to a combination of three factors: being able to position the Portfolio in the right countries at the right time, our stock selection process and identifying the best-performing sectors. We use macroeconomic analysis to single out what we believe will be the best-performing markets and sectors, as well as primary original company research, to identify the most attractive stocks.

Our success in identifying stocks with high capital appreciation potential in attractive markets and sectors has meant that most of our stocks have made a positive contribution to relative performance over the course of the year. Two good examples of stocks that performed well because we had managed all three ingredients country, stock and sector selections include Samsung (5.4% of net assets as of 6/30/99) and Pacific Internet Ltd. (no longer a portfolio holding). Samsung, a South Korean electronics conglomerate, benefited from both its corporate restructuring efforts and the strong upward momentum of the Korean markets as investors returned once the economy showed signs of recovery. Pacific Internet Ltd., a Singapore-based Internet service provider (ISP), has gained due to its position as one of the few publicly listed ISPs in the region.

There have been some exceptions to the rule, where a particular stock has remained attractive even when the overall market is underperforming. One such stock is Egyp-tian Mobile Phone Network (4.9% of net assets as of 6/30/99). This company has continued to enjoy very strong returns in spite of a poor performance by the Egyptian market as a whole, and we believe that this stock remains attractive.

Q: Where do you see the greatest opportunities in the emerging markets looking forward, and how is the Portfolio positioned to take advantage of these?

A: Although Asian markets have risen rapidly in recent months, we continue to like the outlook for this region. We believe that there are still plenty of attractively valued stocks, particularly ones that will benefit from the pickup in consumer demand that is beginning in certain markets. We are also focusing on Chinese companies that are likely to gain from that country s possible entry into the World Trade Organization (WTO). We believe that China is likely to make the necessary concessions for this to happen and want to identify attractive companies at an early stage to fully participate in their appreciation.

In Latin America we continue to favor Brazil. Interest rates have fallen, and inflation is running at a lower rate than even the most optimistic analysts had predicted at the beginning of the year. In view of such rapidly improving fundamentals, we expect Brazil to outperform.

We are less favorably disposed toward the markets of eastern Europe but believe that there may be some opportunities in Poland and Hungary as those economies recover. In Africa and the Middle East, the focus of the Portfolio is still predominantly on commodities stocks that continue to benefit from an improvement in the global economic outlook.


----------------------------------------------------------
                     TOP TEN HOLDINGS
----------------------------------------------------------
          (as a percentage of total net assets)

Hyundai Motor Company ............................    6.3%
Samsung Electronics Company ......................    5.4%
Korea Electric Power Corporation, ADR ............    5.4%
Zhejiang Southeast Electric Power Company, Ltd....    5.1%
Gulf Indonesia Resources Ltd. ....................    5.0%
Egyptian Mobile Phone Network ....................    4.9%
Cosco Pacific Ltd. ...............................    4.9%
Korea Telecom Corporation, Sponsored ADR .........    4.7%
Aracruz Celulose S.A., Sponsored ADR .............    4.3%
Zhejiang Expressway Company, Ltd. ................    3.8%


----------------------------------------------------------
                    TOP FIVE COUNTRIES
----------------------------------------------------------
          (as a percentage of total net assets)

Korea ............................................   21.8%
China/Hong Kong ..................................   19.4%
Brazil ...........................................   18.2%
Mexico ...........................................   10.1%
Indonesia ........................................    7.2%


Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

Investors should be aware that there are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

--------------------
     Montgomery
Institutional Series
--------------------
  Emerging Markets
  Focus Portfolio
--------------------
    Investments

PORTFOLIO INVESTMENTS

June 30, 1999

Shares                                                Value (Note 1)

COMMON STOCKS -- 83.1%
Brazil -- 12.0%
5,000               Aracruz Celulose S.A., Sponsored
                    ADR (Paper)...................... $  110,000
4,500               Cia Vale do Rio Doce, Sponsored
                    ADR (Other Metals/Minerals)......     89,438
5,500               Electrobras, Sponsored ADR
                    (Non-U.S. Utilities).............     51,906
970                 Tele Centro Sul Participacoes
                    S.A., ADR
                    (Other Telephone/Communication)..     53,835
                                                         -------
                                                         305,179

China/Hong Kong -- 19.4%
150,000             Cosco Pacific Ltd.
                    (Marine Transportation)..........    124,705
62,000              Pacific Century International
                    (Multi-Line Insurance)...........     50,187
404,000             Shandong International Power
                    Development Company, Ltd.
                    (Non-U.S. Utilities).............     93,211
484,000             Zhejiang Expressway Company, Ltd.
                    (Other Transportation)...........     96,073
296,000             Zhejiang Southeast Electric Power
                    Company, Ltd. (Non-U.S.
                    Utilities).......................    130,832
                                                         -------
                                                         495,008

Egypt -- 4.9%
5,600               Egyptian Mobile Phone Network
                    (Cellular Telephone).............    126,200

Indonesia -- 7.2%
11,000              Gulf Indonesia Resources Ltd.
                    (Oil and Gas Production).........    126,500
125,000             PT Indah Kiat Pulp & Paper
                    Corporation (Paper)..............     57,762
                                                         -------
                                                         184,262

Korea -- 21.8%
6,800               Hyundai Motor Company
                    (Automotive Aftermarket).........    161,261
6,700               Korea Electric Power Corporation,
                    ADR (Non-U.S. Utilities).........    137,350
3,000               Korea Telecom Corporation,
                    Sponsored ADR
                    (Other Telephone/Communication)..    120,000
1,254               Samsung Electronics Company
                    (Diversified Electronic
                    Products)........................    137,588
                                                         -------
                                                         556,199

Mexico -- 10.1%
18,000              Cemex S.A. de CV (Building
                    Materials).......................     89,016
30,000              Grupo Financiero Banamex Accival
                    S.A. de CV  (Non-U.S. Banks).....     75,772

 1,140              Telefonos de Mexico S.A., ADR
                    (Other Telephone/Communication).. $   92,126
                                                         -------
                                                         256,914

Singapore -- 2.0%
 8,000              City Developments Ltd.
                    (Real Estate)....................     51,223

South Africa -- 5.7%
 3,550              Impala Platinum Holdings Ltd.
                    (Precious Metals)................     89,301
 2,400              Rustenburg Platinum Holdings
                    (Precious Metals)................     55,998
                                                         -------
                                                         145,299
                                                         -------

TOTAL COMMON STOCKS
(Cost $1,520,595)                                      2,120,284
                                                       ---------

PREFERRED STOCKS -- 6.2%
Brazil--6.2%
 12,200,000         Banco do Brasil S.A.
                    (Non-U.S. Banks).................     63,982
    610,000         Petroleo Brasileiro S.A.
                    (Integrated Oil Companies).......     94,456
                                                       ---------

TOTAL PREFERRED STOCKS
(Cost $135,167)......................................    158,438
                                                       ---------

TOTAL SECURITIES
(Cost $1,655,762)....................................  2,278,722
                                                       ---------

Principal Amount

REPURCHASE AGREEMENTS -- 7.1%
$        90,500     Agreement with Paine Webber
                    Group, Tri-Party, 5.050% dated
                    06/30/99, to be repurchased
                    at $90,513 on 07/01/99,
                    collateralized by $90,680 market
                    value of U.S. government and
                    mortgage-backed securities,
                    having various maturities and
                    interest rates...................     90,500
         90,500     Agreement with Prudential
                    Securities, Tri-Party, 5.100%
                    dated 06/30/99, to be repurchased
                    at $90,513 on 07/01/99,
                    collateralized by $92,310 market
                    value of U.S. government and
                    mortgage-backed securities,
                    having various maturities and
                    interest rates...................     90,500
                                                       ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $181,000)......................................    181,000
                                                       ---------

The accompanying notes are an integral part of these financial statements.

                                                            --------------------
                                                                 Montgomery
                                                            Institutional Series
                                                            --------------------
                                                              Emerging Markets
                                                              Focus Portfolio
                                                            --------------------
                                                                Investments

                                                 Value (Note 1)

TOTAL INVESTMENTS -- 96.4%
(Cost $1,836,762*) ..........................    $       2,459,722

OTHER ASSETS AND LIABILITIES -- 3.6%
(Net) .......................................               91,285
                                                         ---------

NET ASSETS -- 100.0% .........................    $      2,551,007
                                                         =========

*    Aggregate cost for federal tax purposes was $1,836,762.
+    Non-income-producing security.

Abbreviations
ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

--------------------
     Montgomery
Institutional Series
--------------------
Macro Cap Systematic
  Value Portfolio
--------------------
Portfolio Highlights


-----------------------------------------------------
                 PORTFOLIO MANAGEMENT
-----------------------------------------------------

William Jacques .........Portfolio Manager
Douglas Stark ...........Portfolio Manager


-----------------------------------------------------
                     PERFORMANCE
-----------------------------------------------------

Cumulative total returns for the period ended 6/30/99

-----------------------------------------------------
         Montgomery Institutional Series:
                Macro Cap Systematic
                  Value Portfolio

Since inception (8/31/98) ......  30.66%

-----------------------------------------------------
           Russell Top 200 Value Index

Since 8/31/98 ..................  44.05%

-----------------------------------------------------
                  S&P 500 Index

Since 8/31/98 ..................  44.97%

-----------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                             [GRAPH APPEARS HERE]

Growth of a $10,000 Investment

                     Montgomery
                    Institutional    Russell
                    Series: Macro    Top 200
                    Cap Systematic    Value        S&P 500
                   Value Portfolio   Index/1/      Index/2/
                   ---------------  ---------     ---------
         Aug-98         10000         10000         10000
         Sep-98          9840         10569         10647
         Oct-98         10680         11455         11509
         Nov-98         11020         12054         12207
         Dec-98         11535         12485         12917
         Jan-99         11855         12776         13449
         Feb-99         11555         12642         13031
         Mar-99         11766         12941         13555
         Apr-99         12846         14143         14071
         May-99         12505         13892         13745
         Jun-99         13066         14405         14497


/1/ The Russell Top 200 Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth values in the Russell Top 200 Index, an index composed of the 200 largest U.S. companies, based on total market capitalization.

/2/ The Standard and Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets.


INVESTMENT REVIEW

Q: What is the Portfolio's strategy?

A: The Portfolio seeks long-term capital appreciation by investing in very large, blue chip, value-oriented stocks from among the 200 largest-capitalized stocks in the United States. The companies in the Portfolio share common characteristics, including a lower price-to-earnings ratio and, in our opinion, better than average growth and earnings potential versus other large-cap value funds. Our proprietary stock valuation model helps us identify undervalued stocks that we believe have reasonable growth prospects.

Q: A lot of funds invest in large-cap stocks. What makes this one different?

A: Most investors think that all large-cap stocks are efficiently priced and that there is no difference between owning Coke or Pepsi, or Ford or GM. We believe the contrary. Our research shows that there are big differences in valuations of similar companies in the same industry. We believe that through the use of our proprietary model, we can identify and exploit these differences before they are recognized by the market and turn them into opportunities to enhance returns.

Another observation that we find even more interesting is that many institutional investors don't hold enough of these sleeping giants in their portfolios to keep pace with their potential returns relative to the market. The Macro Cap Systematic Value Portfolio offers investors exposure to an underowned segment of the market, with the potential to add value. And because we focus on the largest value stocks in the United States, the Portfolio often complements other so-called large stock funds.

Q: Many fund managers spend time visiting companies, but you don't. Why not?

A: As systematic investors we believe that technology can be used to analyze stocks rationally. We use quantitative tools to determine which companies offer better value than others. When we examine stocks, we use our own computer model to evaluate a handful of well-researched performance indicators that have stood the test of time. The company data we analyze comes from industry recognized sources that have solid reputations for accuracy and reliability. Of course, no computer will completely replace the expertise of a trained, experienced portfolio manager, which is why we review the Portfolio at every stage of the investment process.

Q: What impact has this strategy had on Portfolio performance from its inception to June 30, 1999?

A: The Portfolio returned 30.7% over the period, versus a return of 44.1% for its benchmark, the Russell Top 200(R) Value Index. A promising gain came in the final month of the financial year. This resulted from the fact that we remained true to our investment strategy through one of the most difficult investment environments for value stocks in the past 20 years.

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

For the 18 months ended March 1999, a very small number of large-cap growth companies and an assortment of Internet-related companies led the stock market. During that period we witnessed an extraordinarily severe divergence in performance between value stocks and growth stocks. Because the Portfolio was launched during this unprecedented period, this affected performance.

Q: With the recent bull run benefiting large-cap stock funds, why do you consider the Portfolio to be a good investment?

A: We think the Portfolio is an attractive investment for investors seeking exposure to fundamentally undervalued companies that show promise of future growth. These are the companies that lagged well behind the handful of large-cap growth stocks that fueled the large-cap bull run. Now here's the good news: The current valuation spread between expensive, popular stocks and the undervalued securities that our strategy seeks to add to the Portfolio is the widest in modern times. As this gap has begun to close, we believe that such stocks represent a great opportunity for strong returns.

--------------------
     Montgomery
Institutional Series
--------------------
Macro Cap Systematic
  Value Portfolio
--------------------
Portfolio Highlights

------------------------------------------------------
                  TOP TEN HOLDINGS
------------------------------------------------------
        (as a percentage of total net assets)

Bank of America Corporation................       4.6%
International Business Machines
 Corporation...............................       4.4%
AT&T Corporation ..........................       4.3%
Bell Atlantic Corporation..................       4.3%
Exxon Corporation..........................       4.3%
Citigroup, Inc. ...........................       3.9%
BellSouth Corporation......................       3.8%
Chase Manhattan Corporation................       3.5%
Morgan Stanley Dean Witter & Company.......       2.9%
SBC Communications, Inc. ..................       2.9%

------------------------------------------------------
                 TOP FIVE INDUSTRIES
------------------------------------------------------
        (as a percentage of total net assets)

Banks.....................................       19.7%
Telephone.................................       18.0%
Energy Reserves and Production............        8.7%
Computer Hardware and Business Machines...        4.4%
Media.....................................        4.3%

--------------------
     Montgomery
Institutional Series
--------------------
Macro Cap Systematic
  Value Portfolio
--------------------
    Investments

PORTFOLIO INVESTMENTS

June 30, 1999

     Shares                                       Value (Note 1)
COMMON STOCKS -- 95.9%
Airlines -- 1.0%
        1,000 Delta Air Lines, Inc. ........... $         57,625

Auto Parts: O.E.M. -- 1.1%
          900 Johnson Controls, Inc. ..........           62,381

Banks -- 19.7%
        3,700 Bank of America Corporation......          271,256
        2,900 Bank One Corporation.............          172,731
        2,400 Chase Manhattan Corporation......          207,900
        4,900 Citigroup, Inc. .................          232,750
        1,900 First Union Corporation..........           89,300
        2,800 Fleet Financial Group, Inc. .....          124,250
        1,100 PCN Bank Corporation.............           63,388
          300 U.S. Bancorp.....................           10,200
                                                       ---------
                                                       1,171,775

Chemicals -- 1.7%
          800 Allied Signal, Inc. .............           50,400
        1,000 Union Carbide Corporation........           48,750
                                                       ---------
                                                          99,150

Computer Hardware and Business Machines -- 4.4%
        2,000 International Business Machines
              Corporation......................          258,500

Defense/Aerospace -- 0.7%
          900 Boeing Company...................           39,769

Department Stores -- 2.2%
          600 Federated Department Stores,
              Inc. ............................           31,763
        2,200 Sears Roebuck & Company..........           98,037
                                                       ---------
                                                         129,800

Diversified Electronic Products -- 0.8%
          500 Hewlett-Packard Company..........           50,250

EDP Peripherals -- 1.2%
        2,700 Seagate Technology+..............           69,187

Electrical Utility -- 1.8%
        1,400 GPU, Inc. .......................           59,062
        1,100 Peco Energy Company..............           46,063
                                                       ---------
                                                         105,125

Electronic Data Processing -- 1.2%
        1,500 Apple Computer, Inc.+ ...........           69,563

Energy Reserves and Production -- 8.7%
        1,100 Chevron Corporation..............          104,706
          800 Duke Energy Corporation..........           43,500
        3,300 Exxon Corporation................          254,512
          200 Mobil Corporation................           19,800
        1,900 Phillips Petroleum Company.......           95,594
                                                       ---------
                                                         518,112

Financial Services -- 3.9%
        2,000 Countrywide Credit Industries,
              Inc. ............................           85,500
        1,200 Fannie Mae.......................           82,050
        1,300 Household International, Inc. ...           61,587
                                                       ---------
                                                         229,137

Food and Beverage -- 0.1%
         100 General Mills, Inc. ..............            8,038

Forestry and Paper -- 1.7%
        1,800 Kimberly-Clark Corporation.......          102,600

Grocery Stores -- 0.5%
         600 Albertsons, Inc. .................           30,938

Home Products -- 0.1%
         200 Ralston-Ralston Purina Group......            6,088

Information Services -- 0.2%
         200 First Data Corporation............            9,788

Integrated Oil Companies -- 1.8%
        1,700 Texaco, Inc. ....................          106,250

Life and Health Insurance -- 1.4%
        2,800 Conseco, Inc. ...................           85,225

Major Pharmaceuticals -- 0.6%
          500 Merck & Company, Inc. ...........           37,000

Media -- 4.3%
        2,600 CBS Corporation+.................          112,937
        1,500 Gannett Company..................          107,063
          400 Tribune Company..................           34,850
                                                       ---------
                                                         254,850

Medical Products and Supplies -- 1.8%
        1,100 Johnson & Johnson................          107,800

Medical Services -- 0.8%
        3,000 Healthsouth Corporation..........           44,813

Motor Vehicles and Parts -- 3.7%
        2,400 Ford Motor Company...............          135,450
        1,300 General Motors Corporation.......           85,800
                                                       ---------
                                                         221,250

Oil Services -- 1.5%
        2,300 Coastal Corporation..............           92,000

Packaged Foods -- 0.5%
         600 H.J. Heinz Company. ..............           30,075

Paints/Coatings -- 1.3%
        1,300 PPG Industry, Inc. ..............           76,781

Property and Casualty Insurance -- 2.8%
        3,300 Allstate Corporation.............          118,387
          400 American International Group,
              Inc. ............................           46,825
                                                       ---------
                                                         165,212


12

The accompanying notes are an integral part of these financial statements.

                                                            --------------------
                                                                 Montgomery
                                                            Institutional Series
                                                            --------------------
                                                            Macro Cap Systematic
                                                              Value Portfolio
                                                            --------------------
                                                                Investments


Shares                                            Value (Note 1)

COMMON STOCKS -- continued

Railroads -- 0.4%
          800 Burlington Northern Santa Fe
              Corporation......................      $    24,800

Securities and Asset Management -- 3.3%
          500 Bear Stearns Company, Inc. ......           23,375
        1,700 Morgan Stanley Dean Witter &
              Company..........................          174,250
                                                       ---------
                                                         197,625

Speciality Chemicals -- 0.3%
          400 Praxair, Inc. ...................           19,575

Telephone -- 18.0%
          200 Ameritech Corporation............           14,700
        4,600 AT&T Corporation.................          256,737
        3,900 Bell Atlantic Corporation........          254,963
        4,800 BellSouth Corporation............          225,000
        1,700 MCI WorldCom, Inc. ..............          146,625
        3,000 SBC Communications, Inc. ........          174,000
                                                       ---------
                                                       1,072,025

Tobacco -- 2.4%
        3,500 Philip Morris Companies, Inc. ...          140,656

TOTAL COMMON STOCKS
(Cost $5,162,519)..............................        5,693,763

U.S. TREASURY BILL -- 0.2%
$      15,000 U.S. Treasury Bill, 4.510% due
                    09/23/99ss.
                    (Cost $14,849).............        $  14,840
                                                       ---------

TOTAL SECURITIES
(Cost $5,177,368)..............................        5,708,603

REPURCHASE AGREEMENTS -- 3.4%
      102,000 Agreement with Paine Webber
              Group, Tri-Party, 5.050% dated
              06/30/9, to be repurchased at
              $102,014 on 07/01/99,
              collateralized by $102,203
              market value of U.S. government
              and mortgage-backed securities,
              having various maturities and
              interest rates...................          102,000
      102,000 Agreement with Prudential
              Securities, Tri-Party, 5.100%
              dated 06/30/99, to be
              repurchased at $102,014 on
              07/01/99, collateralized by
              $104,040 market value of U.S.
              government and mortgage-backed
              securities, having various
              maturities and interest rates....          102,000
                                                       ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $204,000)................................          204,000
                                                       ---------

TOTAL INVESTMENTS   99.5%
(Cost $5,381,368*).............................        5,912,603

OTHER ASSETS AND LIABILITIES -- 0.5%
(Net)..........................................           27,598
                                                       ---------

NET ASSETS -- 100.0%...........................     $  5,940,201
                                                       =========

*    Aggregate cost for federal tax purposes $5,386,565.
+    Non-income-producing security.
ss.  Security segregated as collateral for open futures.

                                                                              13
The accompanying notes are an integral part of these financial statements.

------------------------------------
          Montgomery
      Institutional Series
------------------------------------
     Small Cap Systematic
       Value Portfolio
------------------------------------
    Portfolio Highlights


-----------------------------------------
    PORTFOLIO  MANAGEMENT
-----------------------------------------

William Jacques ......  Portfolio Manager
Douglas Stark ........  Portfolio Manager

-----------------------------------------
             PERFORMANCE
-----------------------------------------
Cumulative total returns for the
period ended 6/30/99

-----------------------------------------
Montgomery Institutional Series:
     Small Cap Systematic
       Value Portfolio
Since inception (8/31/98) ........16.69%

-----------------------------------------
       Russell 2000 Value Index
Since 8/31/98 ....................21.29%
-----------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

Growth of a $10,000 Investment

                     Montgomery
                    Institutional
                       Series:       Russell
                      Small Cap       2000
                     Systematic       Value
                    Value Porfolio    Index
                    --------------   -------
         Aug-98         10,000       10,000
         Sep-98         10,200       10,565
         Oct-98         10,470       10,878
         Nov-98         11,000       11,173
         Dec-98         11,408       11,523
         Jan-99         11,017       11,262
         Feb-99         10,334       10,493
         Mar-99         10,032       10,406
         Apr-99         10,936       11,356
         May-99         11,267       11,705
         Jun-99         11,669       12,129

/1/ The Russell Top 200 Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth values in the Russell Top 200 Index, an index composed of the 200 largest U.S. companies, based on total market capitalization.

INVESTMENT REVIEW

Q: What is the Portfolio's strategy?

A: The Portfolio seeks long-term capital appreciation by investing in undervalued companies with a small market capitalizations. We look for companies with strong value-oriented characteristics, including a lower price-to-earnings (P/E) ratio and better than average growth and earnings potential versus their small-cap peers. In addition, companies should demonstrate above-average economic viability as well as momentum for growth or recovery. Simply put, we look for inexpensive small-cap stocks that have strong prospects for future profitability.

Q: Aren t small-cap stocks riskier than large-caps? How do you manage the Portfolio s risk exposure?

A: In general, smaller companies are more likely to experience financial difficulties than the more established companies that populate the large-cap universe. Our strategy is to focus on companies that we believe have strong enough balance sheets to weather any changes in the economic climate, as smaller companies are affected more acutely than larger ones. To avoid buying companies that may be on the verge of financial difficulty, we watch for signals that companies are in the early stages of growth or recovery. In addition, to further minimize overall risk to the Portfolio, we impose a number of benchmark-relative constraints, including percentage limits on individual stock, industry and sector positions. These measures help avoid several value traps, including overexposing the Portfolio to any one stock or industry or to unnecessary market risk.

Q: How has the Portfolio performed since its inception on August 31, 1998?

A: The Portfolio has returned 16.7%, versus returns of 21.3% for the Russell 2000(R) Value Index and 33.3% for the Russell 2000 Index. Encouragingly, after an extended period in which the Port-folio s discipline was out of favor, we have seen a broadening of the market during the second quarter of 1999, which includes a shift toward both lower P/E multiple stocks and smaller stocks. These have contributed to better performance for small-cap value stocks and the Portfolio as a whole.

Q: Given the recent superior performance of small-cap growth stocks, such as Internet-related issues, why does the Portfolio focus on value stocks?

A: Security analysts often promote up-and-coming companies as the next Microsoft, and the hype is reflected in their inflated stock prices. The unfortunate reality is that most rising stars will eventually disappoint investors. Our research supports our belief that the risks associated with investing in small-cap growth stocks exceed the potential returns.

We have analyzed stocks in the Russell 2000 Value and Russell 2000 Growth Indices since the inception of these benchmarks in January 1979. Based on this analysis, we have discovered that over the more than 20-year period, small-cap value stocks have

                                               ---------------------------------
                                                            Montgomery
                                                       Institutional Series
                                               ---------------------------------
                                                       Small Cap Systematic
                                                         Value Portfolio
                                               ---------------------------------


outperformed small-cap growth stocks by 3.5% per year, and small-cap value stocks have been less volatile than their growth counterparts. A comparison of a recognized risk indicator standard deviation highlights this finding: For the 20-year period ended June 30, 1999, the standard deviation for the Russell 2000 Value is 16.6, and 22.3 for the Russell 2000(R) Growth. In recognition of this, the strategy of the Portfolio is to seek long-term appreciation from less volatile, small-cap value companies regardless of short-term market trends.

Q: What is your outlook for small-cap stocks, and why should investors consider the Portfolio?

A: We believe in the research indicating that small-cap value stocks perform very well over time. Consequently, it makes sense to invest in this sector of the market to help achieve a well-diversified equity position. We believe that the Portfolio offers investors a highly disciplined exposure to small-cap companies with good growth prospects that are currently undervalued.

------------------------------------------------
          Portfolio Highlights

------------------------------------------------
            TOP TEN HOLDINGS
------------------------------------------------
  (as a percentage of total net assets)
Tecumseh Products Company, Class A ......   1.5%
Minnesota Power, Inc. ...................   1.3%
XL Capital, Ltd., Class A ...............   1.3%
Rayonier, Inc. ..........................   1.2%
Kaufman & Broad Home Corporation ........   1.2%
Great Atlantic & Pacific Tea Company ....   1.1%
Rochester Gas & Electric Company ........   1.1%
Ball Corporation ........................   1.0%
Alaska Air Group, Inc. ..................   1.0%
Nortek, Inc. ............................   1.0%

------------------------------------------------
           TOP FIVE INDUSTRIES
------------------------------------------------
   (as a percentage of total net assets)
Construction and Real Property             10.3%
Financial Services                          5.7%
Banks                                       5.3%
Mining and Materials                        4.7%
Electrical Utility                          4.3%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risk of price fluctuations.

-------------------------------------
             Montgomery
         Institutional Series
-------------------------------------
         Small Cap Systematic
           Value Portfolio
-------------------------------------

Investments

PORTFOLIO INVESTMENTS

June 30, 1999

Shares                                              Value (Note 1)

COMMON STOCKS -- 93.6%

Airlines -- 1.5%
          300 Alaska Air Group, Inc.+................ $    12,525
          300 America West Holdings Corporation,
              Class B+...............................       5,663
                                                        ---------
                                                           18,188
Apparel and Textiles -- 1.4%
          200 Kellwood Company.......................       5,425
          200 Pillowtex Corporation..................       3,263
          200 Springs Industries, Inc. ..............       8,725
                                                        ---------
                                                           17,413
Banks -- 5.3%
          200 BancWest Corporation...................       7,425
          100 Citizens Banking Corporation...........       3,003
          105 Commerce Bancorp, Inc. ................       4,489
          300 Commercial Federal Corporation.........       6,956
          220 Community Trust Bancorp, Inc. .........       5,156
          100 Corus Bancshares, Inc. ................       3,178
          400 Cullen/Frost Bankers, Inc. ............      11,025
          100 First Citizens Bancshares, Class A.....       8,094
          100 National City Bancorporation...........       2,075
          100 One Valley Bancorp, Inc. ..............       3,750
          210 Provident Bankshares Corporation.......       4,876
          100 UMB Financial Corporation..............       4,263
                                                        ---------
                                                           64,290
Chemicals -- 2.8%
          100 Albemarle Corporation..................       2,312
          200 AptarGroup, Inc. ......................       6,000
          400 Gencorp, Inc. .........................      10,100
          100 Gentek, Inc. ..........................       1,388
          200 Geon Corporation.......................       6,450
          600 Octel Corporation+.....................       7,500
                                                        ---------
                                                           33,750
Clothing Stores -- 0.2%
          200 Cato Corporation, Class A..............       2,325

Computer Hardware and Business Machines -- 1.3%
          200 Banctec, Inc. .........................       3,588
          200 Gerber Scientific, Inc. ...............       4,412
          200 Imation Corporation+...................       4,962
          100 In Focus Systems, Inc.+................       1,491
          100 InaCom Corporation+....................       1,263
                                                        ---------
                                                           15,716
Computer Software -- 0.3%
          100 Avant! Corporation+....................       1,259
          200 Personnel Group of America,
              Inc.+..................................       2,000
                                                        ---------
                                                            3,259
Construction and Real Property -- 10.3%
          200 Associated Estates Realty Corporation.. $     2,363
          100 Boykin Lodging Company.................       1,538
          100 Camden Property Trust..................       2,775
          200 Capital Automotive.....................       2,650
          300 Centertrust Retail Property, Inc. .....       3,525
          200 Centex Construction Products, Inc. ....       6,825
          400 Cornerstone Realty Income Trust, Inc. .       4,300
          100 Entertainment Properties Trust.........       1,763
          100 Franchise Finance Corporation of
              America................................       2,200
          100 Glenborough Realty Trust, Inc. ........       1,750
          400 Innkeepers USA Trust...................       4,000
          600 Kaufman & Broad Home Corporation.......      14,925
          100 Kilroy Realty Corporation..............       2,431
          200 Koger Equity, Inc. ....................       3,687
          100 Lone Star Industries, Inc. ............       3,756
          400 MDC Holdings, Inc. ....................       8,600
          100 NCI Building Systems, Inc.+............       2,138
          100 NVR, Inc.+.............................       5,219
          100 Omega Healthcare Investors, Inc. ......       2,581
          100 Pacific Gulf Properties, Inc. .........       2,263
          100 Prime Group Realty Trust...............       1,719
          400 Prime Retail, Inc. ....................       3,475
          600 Prison Realty Trust, Inc. .............       5,887
          200 Quanex Corporation.....................       5,700
          400 Ryland Group, Inc. ....................      11,875
          200 SL Green Realty Corporation............       4,087
          200 Sunstone Hotel Investors, Inc. ........       1,700
          200 Toll Brothers, Inc.+...................       4,287
          200 Webb Del Corporation...................       4,775
          300 Wellsford Real Properties, Inc.+.......       3,225
                                                        ---------
                                                          126,019

Consumer Durables -- 1.8%
          200 Interface, Inc. .......................       1,731
          400 Kimball International, Inc., Class B...       6,775
          500 LA-Z-Boy, Inc. ........................      11,500
          200 Recoton Corporation+...................       1,825
                                                        ---------
                                                           21,831
Consumer Services -- 0.2%
          200 Trans World Entertainment Corporation+.       2,238

Defense/Aerospace -- 0.7%
          200 Precision Castparts Corporation........       8,500

Department Stores -- 0.6%
          200 Shopko Stores, Inc.+...................       7,250

Drugs -- 2.6%
          200 Bindley Western Industries, Inc.+......       4,612
          300 Cambrex Corporation....................       7,875

16

The accompanying notes are an integral part of these financial statements.

                                             -----------------------------------
                                                          Montgomery
                                                     Institutional Series
                                             -----------------------------------
                                                     Small Cap Systematic
                                                       Value Portfolio
                                             -----------------------------------
                                                         Investments

       Shares                                       Value (Note 1)

COMMON STOCKS -- continued
Drugs -- continued
          600 Herbalife International, Class A.......  $    6,544
          400 Roberts Pharmaceutical Corporation+....       9,700
          200 United Retail Group, Inc.+.............       3,044
                                                         --------
                                                           31,775
EDP Peripherals -- 0.1%
          100 Avid Technology, Inc.+.................       1,603

Electrical Utility -- 4.3%
          100 Central Hudson Gas & Electric Company..       4,200
          100 Commonwealth Energy System, Inc. ......       4,200
          800 Minnesota Power, Inc. .................      15,900
          500 Public Service Company of New
              Mexico.................................       9,937
          500 Rochester Gas & Electric Company.......      13,281
          100 United Illuminating Company............       4,244
                                                         --------
                                                           51,762

Electronic Equipment -- 4.1%
          200 Allen Telecom, Inc.+...................       2,150
          300 Belden, Inc. ..........................       7,181
          100 Bio Rad Laboratory, Class A............       2,612
          300 Cypress Semiconductor Corporation......       4,950
          100 Esterline Technologies Corporation.....       1,438
          200 Hutchinson Technology, Inc. ...........       5,537
          300 Methode Electronics, Class A...........       6,862
          100 MTS Systems Corporation................       1,213
          100 Park Electrochemical Corporation.......       2,875
          600 Pioneer Standard Electronics, Inc. ....       7,219
          100 Tektronix, Inc. .......................       3,019
          250 Vishay Intertechnology, Inc.+..........       5,250
                                                         --------
                                                           50,306

Energy Reserves and Production -- 1.8%
          300 Houston Exploration Company+...........       5,681
          300 Newfield Exploration Company+..........       8,532
          200 Penn Virginia Corporation..............       3,950
          400 Vintage Petroleum, Inc.+...............       4,300
                                                         --------
                                                           22,463
Entertainment -- 0.6%
          200 Carmike Cinemas, Inc., Class A+........       3,187
          300 Handleman Company+.....................       3,544
                                                         --------
                                                            6,731
Financial Services -- 5.7%
          400 Advanta Corporation, Inc., Class A.....       7,250
          500 Berkshire Realty Company...............       5,781
          300 Brandywine Realty Trust................       5,944
          300 Burnham Pacific Property, Inc.+........       3,694
          200 Developers Divers Realty
              Corporation............................       3,325
          300 Felcor Lodging Trust, Inc. ............       6,225
          200 Healthcare Realty Trust, Inc. .........       4,200
          200 Hilb, Rogal & Hamilton Company.........       4,475
          100 Indymac Mortgage Holdings, Inc. .......       1,600
          200 IRT Property Company...................       1,975
          300 LTC Properties, Inc. ..................       3,900
          100 Prentiss Properties Trust..............       2,350
          100 Reckson Associates Realty
              Corporation............................       2,350
          100 Redwood Trust, Inc. ...................       3,312
          100 Resource America, Inc., Class A........       1,447
          300 Resource Bancshares Mortgage Group,
              Inc. ..................................       3,056
          100 Student Loan Corporation...............       4,450
          200 Walden Residential Properties,
              Inc. ..................................       4,300
                                                         --------
                                                           69,634

Food and Beverage -- 1.2%
          200 Corn Products International, Inc. .....       6,087
          200 Pilgrims Pride Corporation.............       6,000
          100 Universal Foods Corporation............       2,113
                                                         --------
                                                           14,200

Forestry and Paper -- 2.3%
          300 Rayonier, Inc. ........................      14,944
          100 Republic Group, Inc. ..................       1,800
          200 Rock-Tenn Company, Class A.............       3,337
          100 Shorewood Packaging Corporation+.......       1,844
          300 United Stationers, Inc.+...............       6,609
                                                         --------
                                                           28,534

Gas and Water Utilities -- 3.3%
          100 Connecticut Energy Corporation.........       3,856
          200 Eastern Enterprises....................       7,950
          200 Energen Corporation....................       3,725
          100 New Jersey Resources Corporation.......       3,744
          300 Oneok, Inc. ...........................       9,525
          300 Peoples Energy Corporation.............      11,306
                                                         --------
                                                           40,106

Grocery Stores -- 1.1%
          400 Great Atlantic & Pacific Tea
              Company................................      13,525

Heavy Electrical Equipment -- 1.4%
          300 Anixter International, Inc.+...........       5,475
          300 Hughes Supplies, Inc. .................       8,906
          100 Lincoln Electric Holdings, Inc. .......       2,075
                                                         --------
                                                           16,456

Heavy Machinery -- 1.2%
          200 Columbus McKinnon Corporation..........       4,750
          300 Trinity Industries, Inc. ..............      10,050
                                                         --------
                                                           14,800

Home Products -- 0.8%
          100 Block Drug Company, Class A............       4,184
          200 Libbey, Inc. ..........................       5,800
                                                         --------
                                                            9,984

Hotels/Resorts -- 1.0%
          300 Meristar Hospitality Corporation.......       6,731
          500 Park Place Entertainment Corporation...       4,844
                                                         --------
                                                           11,575
Industrial Parts -- 3.9%
          100 Commercial Intertech Corporation.......       1,594

The accompanying notes are an integral part of these financial statements.

-----------------------------------
           Montgomery
      Institutional Series
-----------------------------------
      Small Cap Systematic
        Value Portfolio
-----------------------------------
          Investments

    Shares                                         Value (Note 1)

COMMON STOCKS -- continued
Industrial Parts -- continued
          400 Hexcel Corporation+.....................  $  4,050
          100 Mark IV Industries, Inc. ...............     2,113
          400 Nortek, Inc. ...........................    12,525
          200 SPS Technologies, Inc.+.................     7,500
          300 Tecumseh Products Company, Class A......    18,159
          100 Thomas Industries, Inc. ................     2,050
                                                         -------
                                                          47,991

Industrial Services -- 3.2%
          100 Aaron Rents, Inc. ......................     2,225
          100 Avis Rent A Car, Inc.+..................     2,913
          500 Budget Group, Inc.+.....................     6,156
          100 CDI Corporation.........................     3,406
          100 Cort Business Services Corporation+.....     2,394
          200 Dollar Thrifty Automotive Group, Inc.+..     4,650
          100 Rental Service Corporation+.............     2,863
          500 Rollins Truck Leasing Corporation.......     5,562
          200 Unifirst Corporation....................     3,675
          100 XTRA Corporation+.......................     4,594
                                                         -------
                                                          38,438

Information Services -- 0.3%
          300 Pomeroy Computer Resources, Inc.+.......     4,191

Leisure -- 1.4%
          300 GTECH Holdings Corporation+.............     7,069
          100 Oneida, Ltd. ...........................     2,812
          100 Polaris Industries, Inc. ...............     4,350
          100 Russ Berrie & Company, Inc. ............     2,475
                                                         -------
                                                          16,706

Life and Health Insurance -- 1.3%
          306 Delphi Financial Group, Class A+........    10,978
          150 Reinsurance Group of America, Inc. .....     5,287
                                                         -------
                                                          16,265

Media -- 0.7%
          100 Gaylord Entertainment Company...........     3,000
          100 Liberty Corporation.....................     5,450
                                                         -------
                                                           8,450

Medical Products and Supplies -- 0.5%
          100 Maxxim Medical, Inc.+...................     2,331
          200 Sola International, Inc.+...............     3,888
                                                         -------
                                                           6,219

Medical Services -- 1.1%
          100 Alterra Healthcare Corporation+.........     1,375
          400 Carematrix Corporation+.................     4,962
          200 Quest Diagnostics, Inc.+................     5,475
          200 Rural/Metro Corporation+................     1,888
                                                         -------
                                                          13,700

Mining and Materials -- 4.7%
          300 Ball Corporation........................    12,675
          200 Clevelands-Cliffs, Inc. ................     6,475
          200 Commercial Metals Company...............     5,700
          300 Intermet Corporation....................     4,519
          100 Mueller Industries, Inc.+...............     3,394
          400 Orgeon Steel Mills, Inc. ...............     5,325
          400 RTI International Metals, Inc.+.........     5,875
          100 Ryerson Tull, Inc. .....................     2,256
          200 Silgan Holdings. Inc.+..................     3,994
          100 Superior Telecom, Inc. .................     2,500
          300 USEC, Inc. .............................     4,462
                                                         -------
                                                          57,175

Motor Vehicles and Parts -- 1.3%
          200 Borg-Warner Automotive, Inc. ...........    11,000
          100 Coachmen Industries, Inc. ..............     2,325
          100 Tower Automotive, Inc.+.................     2,544
                                                         -------
                                                          15,869

Oil Refining/Marketing -- 1.6%
          300 Equitable Resources, Inc. ..............    11,325
          246 Pennzoil-Quaker State Company...........     3,690
          300 Tesoro Petroleum Corporation+...........     4,781
                                                         -------
                                                          19,796

Oil Services -- 0.9%
          200 Oceaneering International, Inc.+........     3,225
          500 Seitel, Inc. ...........................     8,094
                                                         -------
                                                          11,319

Property and Casualty Insurance -- 3.1%
          200 Acceptance Insurance Companies, Inc.+...     3,013
          200 Capital Re Corporation..................     3,213
          100 Fidelity National Financial, Inc. ......     2,100
          300 First American Financial Corporation....     5,362
          300 Frontier Insurance Group, Inc. .........     4,612
          100 Harleysville Group, Inc. ...............     2,047
          200 Highlands Insurance Group, Inc.+........     2,100
          274 XL Capital, Ltd., Class A...............    15,498
                                                         -------
                                                          37,945

Publishing -- 1.2%
          300 McClatchy Company, Class A..............     9,937
          100 World Color Press, Inc.+................     2,750
          100 Ziff-Davis, Inc.+.......................     1,544
                                                         -------
                                                          14,231

Railroads -- 0.5%
          100 ABC Rail Products Corporation+..........     2,050
          100 Varlen Corporation......................     4,031
                                                         -------
                                                           6,081

Restaurants -- 0.4%
          200 NPC International, Inc.+................     3,075
          200 Ryan's Family Steak Houses, Inc.+.......     2,319
                                                         -------
                                                           5,394

Savings and Loan Associations -- 1.0%
          300 Bank United Corporation, Class A........    12,047

Securities and Asset Management -- 0.9%
          200 Dain Rauscher Corporation...............    10,825

18

The accompanying notes are an integral part of these financial statements.

                                             -----------------------------------
                                                          Montgomery
                                                     Institutional Series
                                             -----------------------------------
                                                     Small Cap Systematic
                                                       Value Portfolio
                                             -----------------------------------
                                                        Investments

       Shares                                         Value (Note 1)

COMMON STOCKS -- continued

Semiconductor -- 0.9%
          200 Marshall Industries+....................  $     7,188
          100 Siliconix, Inc.+........................        3,328
                                                           --------
                                                             10,516

Specialty Stores -- 1.5%
          300 Haverty Furniture Companies,Inc. .......       10,556
          200 Zales Corporation+......................        8,000
                                                           --------
                                                             18,556

Telephone -- 0.8%
          200 Alliant Communications, Inc. ...........        9,250

Thrifts -- 2.4%
          100 Alliance Bancorp........................        2,331
          100 Andover Bancorp, Inc. ...................        3,144
          100 Bay View Capital Corporation............        2,050
          400 Downey Financial Corporation............        8,775
          100 First Republic Bank+....................        2,894
          300 Firstfed Financial Corporation+.........        5,775
          100 MAF Bancorp, Inc. ......................        2,422
          100 WSFS Financial Corporation..............        1,465
                                                           --------
                                                             28,856

Tobacco -- 0.7%
          300 Universal Corporation...................        8,531


Trucking, Shipping, Airfreight -- 0.7%
          300 Consolidated Freightways Corporation+...        3,853
          100 U.S. Freightways Corporation............        4,603
                                                           --------
                                                              8,456

Wireless Telecommunications -- 0.7%
          300 Cellular Communications of
              Puerto Rico, Inc.+......................        8,541

TOTAL COMMON STOCKS
(Cost $1,061,920).....................................    1,139,581

Principal Amount                                      Value (Note 1)

REPURCHASE AGREEMENTS -- 3.0%
$      18,500 Agreement with Paine Webber Group,
              Tri-Party, 5.050% dated 06/30/99,
              to be repurchased at $18,503 on
              07/01/99, collateralized by $18,537
              market value of U.S. government and
              mortgage-backed securities, having
              various maturities and interest rates.... $    18,500

       18,500 Agreement with Prudential Securities,
              Tri-Party, 5.100% dated 06/30/99,
              to be repurchased at $18,503 on
              07/01/99, collateralized by $18,870
              market value of U.S. government and
              mortgage-backed securities, having
              various maturities and interest rates....      18,500
                                                          ---------
TOTAL REPURCHASE AGREEMENTS
(Cost $37,000).........................................      37,000
                                                          ---------
TOTAL INVESTMENTS -- 96.6%
(Cost $1,098,920*).....................................   1,176,581

OTHER ASSETS AND LIABILITIES -- 3.4%
(Net)..................................................      41,116
                                                          ---------
NET ASSETS -- 100.0%................................... $ 1,217,697
                                                          =========
*    Aggregate cost for federal tax purposes $1,100,418.
+    Non-income-producing security.

                                                                              19
The accompanying notes are an integral part of these financial statements.

-----------------------------------
            Montgomery
        Institutional Series
-----------------------------------
          Statements of
       Assets and Liabilities
-----------------------------------
          June 30, 1999

                                                                                       Emerging      Macro Cap   Small Cap
                                                                      International     Markets     Systematic   Systematic
                                                                         Growth          Focus         Value       Value
Assets:                                                                 Portfolio      Portfolio     Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
  Securities ........................................................ $132,809,437  $  2,278,722   $ 5,708,603   $ 1,139,581
  Repurchase agreements .............................................   20,936,000       181,000       204,000        37,000
                                                                       -----------     ---------     ---------     ---------
Total Investments ...................................................  153,745,437     2,459,722     5,912,603     1,176,581
Cash ................................................................           --            --         1,887         4,137
Foreign currency, at value (Cost $473,718 and $259,178, respectively)      473,718       261,894            --            --
Forward foreign-currency exchange contracts:
  Net unrealized appreciation of forward foreign-currency exchange
   contracts (note 3) ...............................................           --             3            --            --
Receivables:
  Dividends ..........................................................     360,955         4,842         6,039         2,455
  Interest ...........................................................       2,937            26            29            12
  Variation margin on futures contracts (note 4) .....................       2,450            --            --            --
  Expenses absorbed by Manager .......................................     151,790        63,989        56,358        85,932
  Shares of beneficial interest sold .................................      46,291         5,189            --            --
  Investment securities sold .........................................   1,081,959            --       633,294       111,036
Deferred organization costs (note 1) .................................      24,016        14,485            --            --
Other assets .........................................................          --            12         5,326            --
                                                                       -----------     ---------     ---------     ---------
Total Assets ........................................................  155,887,103     2,810,162     6,617,986     1,380,153
                                                                       -----------     ---------     ---------     ---------
Liabilities:
----------------------------------------------------------------------------------------------------------------------------
Forward foreign-currency exchange contracts:
  Net unrealized depreciation of forward foreign-currency exchange
   contracts (note 3) ...............................................       62,116            --            --            --
Payables:
 Shares of beneficial interest redeemed .............................      124,071         5,119
 Investment securities purchased ....................................    5,567,107       133,803       628,079       101,164
 Management fees ....................................................      204,869        22,808        22,955        25,272
 Administration fees ................................................        7,482           178           319           132
 Share marketing plan fees (note 3) (Class B and C shares only) .....           --            95            --            --
 Custodian fees .....................................................       29,105        10,022         1,214         1,656
 Trustees  fees and expenses ........................................        4,403           801           986        16,911
 Accounting fees ....................................................       13,778            --            --            --
 Cash overdrafts payable to custodian ...............................      974,070         8,993            --            --
 Transfer agency and servicing fees .................................          295         5,324            --            --
 Other accrued liabilities and expenses .............................       68,792        72,012        24,232        17,321
                                                                       -----------     ---------     ---------     ---------
Total Liabilities ...................................................    7,056,088       259,155       677,785       162,456
                                                                       -----------     ---------     ---------     ---------
Net Assets .......................................................... $148,831,015  $  2,551,007   $ 5,940,201   $ 1,217,697
Investments at identified cost ...................................... $150,050,376  $  1,836,762   $ 5,381,368   $ 1,098,920

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(distributions in excess of net
  investment income/accumulated net investment loss) ................ $    318,558  $         --   $    19,184   $     5,761
Accumulated net realized gain/(loss) on securities sold, forward foreign-currency exchange contracts, futures contracts and
  foreign-currency transactions......................................    1,946,140    (1,532,721)      406,587        29,983
Net unrealized appreciation of investments, forward foreign-currency exchange contracts, foreign-currency transactions, equity swaps
  and other assets...................................................    3,636,443       625,720       535,873        77,661
Shares of beneficial interest .......................................      146,175         1,940         4,545         1,047
Additional paid-in capital ..........................................  142,783,699     3,456,068     4,974,012     1,103,245
                                                                       -----------    ----------    ----------     ---------
Net Assets .........................................................  $148,831,015  $  2,551,007   $ 5,940,201   $ 1,217,697

Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
Number of Portfolio shares outstanding .............................    14,617,450       193,991       454,486       104,736
Net asset value, offering and redemption price per share
  outstanding ......................................................  $      10.18  $      13.15   $     13.07   $     11.63
                                                                      ------------  ------------   -----------   -----------

20

The accompanying notes are an integral part of these financial statements.

                                                 -------------------------------
                                                           Montgomery
                                                      Institutional Series
                                                 -------------------------------
                                                    Statements of Operations
                                                 -------------------------------
                                                     Year Ended June 30, 1999

                                                                           Emerging     Emerging     Macro Cap     Small Cap
                                                          International    Markets       Markets     Systematic    Systematic
                                                              Growth        Focus         Focus        Value        Value
Net Investment Income:                                      Portfolio     Portfolio*   Portfolio**   Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ................................................. $   516,936   $    4,003    $   32,941     $    8,829   $    4,030
Dividends (net of foreign withholding taxes) .............   1,373,266        6,022        84,542         57,015       18,159
                                                           -----------   ----------    ----------     ----------   ----------

Total Income .............................................   1,890,202       10,025       117,483         65,844       22,189
                                                           -----------   ----------    ----------     ----------   ----------
Expenses:
Custodian fee ............................................      71,794        4,212        16,363          2,802        5,417
Transfer agency and servicing fees .......................       5,572       18,109        60,612         13,289       17,867
Management fee (note 2) ..................................     591,014        6,229        46,263         27,801       10,072
Administration fee (note 2) ..............................      39,401          385         2,353          2,330          571
Share marketing plan fee (note 3):
   Class B shares ........................................          --            9            76             --           --
   Class C shares ........................................          --          165           872             --           --
Legal and audit fees .....................................      40,596        4,819        44,999         19,939       17,413
Trustees  fees ...........................................       8,363          479         9,300          4,075       13,353
Shareholder servicing fees (note 3) ......................          --          867         8,399          7,140        1,813
Registration fees ........................................      19,507           --        36,773         14,554       13,201
Accounting expenses ......................................      52,548          281            --            851          276
Tax expense ..............................................          --           --         3,338             --           --
Printing fees ............................................       9,829        2,636            --          7,012        7,011
Amortization of organization expenses (note 1) ...........       5,984        1,000         4,132             --           --
Other ....................................................      16,517       10,059        57,662          6,868       11,191
Interest expense .........................................          --           11         1,716             --           --
                                                           -----------   ----------   -----------     ----------   ----------
Total Expenses ...........................................     861,125       49,261       292,858        106,661       98,185
                                                           -----------   ----------   -----------     ----------   ----------
Fees deferred and/or expenses absorbed by Manager (note 2)    (151,790)     (39,463)     (216,217)       (61,684)     (85,933)
                                                           -----------   ----------   -----------     ----------   ----------
Net Expenses .............................................     709,335        9,798        76,641         44,977       12,252
                                                           -----------   ----------   -----------     ----------   ----------
Net Investment Income ....................................   1,180,867          227        40,842         20,867        9,937
                                                           -----------   ----------   -----------     ----------   ----------


Net Realized and Unrealized Gain on Investments:
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
   Securities transactions ...............................   1,946,140      290,010    (1,795,863)       384,000       30,985
   Futures contracts .....................................          --           --            --         22,587           --
   Forward foreign-currency exchange contracts ...........          --           --       (16,272)            --           --
   Foreign-currency transactions and other assets ........    (862,852)      (8,823)      (83,837)            --           --
                                                           -----------   ----------   -----------     ----------   ----------
Net Realized Gain on Investments .........................   1,083,288      281,187    (1,895,972)       406,587       30,985

Net change in unrealized exchange contracts of:
   Securities ............................................   3,695,061      399,661        13,977        531,235       77,661
   Forward foreign-currency exchange contracts ...........     (62,116)           3            --             --           --
   Futures contracts .....................................          --           --            --          4,638           --
   Foreign-currency transactions and other assets ........       3,498        2,481           430             --           --
                                                           -----------   ----------   -----------     ----------   ----------
Net Unrealized Appreciation of Investments ...............   3,636,443      402,145        14,407        535,873       77,661
                                                           -----------   ----------   -----------     ----------   ----------
Net Realized and Unrealized Gain on Investments ..........   4,719,731      683,332    (1,881,565)       942,460      108,646
                                                           -----------   ----------   -----------     ----------   ----------
Net Increase in Net Assets Resulting from Operations ..... $ 5,900,598   $  683,559   $(1,840,723)    $  963,327   $  118,583
                                                           -----------   ----------   -----------     ----------   ----------

Foreign withholding taxes ................................ $   181,537   $    1,472   $     1,575     $       --   $       --
                                                           -----------   ----------   -----------     ----------   ----------

* For the three-months ended June 30, 1999. The Portfolio changed its fiscal year end from March 31 to June 30.

**   Fiscal year ended March 31, 1999.

-------------------------------
        Montgomery
    Institutional Series
-------------------------------
       Statements of
   Changes in Net Assets
-------------------------------
   Year Ended June 30, 1999

                                                                                              Emerging    Macro Cap    Small Cap
                                                                               International   Markets    Systematic   Systematic
                                                                                  Growth        Focus       Value        Value
Increase/(Decrease) in Net Assets from Operations:                              Portfolio     Portfolio*  Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss)...............................................  $    1,180,867  $      227   $   20,867    $    9,937
Net realized gain/(loss) on securities, forward foreign-currency exchange contracts, futures contracts, foreign-currency transactions and other
 assets during the period..................................................       1,083,288     281,187      406,587        30,985
Net unrealized appreciation/(depreciation) of securities, forward foreign-currency exchange contracts, foreign-currency transactions and
 other assets during the period.............................................      3,636,443     402,145      535,873        77,661
                                                                                  ---------   ---------    ---------     ---------
Net Increase/(Decrease) in Net Assets Resulting from Operations                   5,900,598     683,559      963,327       118,583

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income...................              --          --       (1,738)       (4,189)
Distributions to shareholders from net realized gains on investments.......              --          --           --        (1,002)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4).....     142,930,417     103,468    4,978,612     1,104,305
                                                                                -----------   ---------    ---------     ---------
Net Increase/(Decrease) in Net Assets                                           148,831,015     787,027    5,940,201     1,217,697

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Period........................................................              --   1,763,980           --            --
End of Period                                                                $  148,831,015  $2,551,007   $5,940,201    $1,217,697
Accumulated Undistributed Net Investment Income/
 (Accumulated Net Investment Loss)                                           $      318,558  $       --   $   19,184    $    5,761

Y e a r  E n d e d  M a r c h  3 1 ,  1 9 9 9                                   Emerging       Emerging
                                                                                 Markets        Markets
                                                                                  Focus         Focus
Increase/(Decrease) in Net Assets from Operations:                             Portfolio**     Portfolio***
-----------------------------------------------------------------------------------------------------------
Net investment income/(loss)...............................................  $       40,842  $   35,459
Net realized gain/(loss) on securities, forward foreign-currency exchange contracts, futures contracts, foreign-currency transactions and other
 assets during the period..................................................      (1,895,972)    (23,089)
Net unrealized appreciation/(depreciation) of securities, forward foreign-currency exchange contracts, foreign-currency transactions and
 other assets during the period............................................          14,407     209,168
                                                                                  ---------   ---------
Net Increase/(Decrease) in Net Assets Resulting from Operations                  (1,840,723)    221,538

Distributions to Shareholders:
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income...................
 Class A Shares............................................................         (72,049)         --
 Class B Shares............................................................            (168)         --
 Class C Shares............................................................          (1,738)         --

Beneficial Interest Transactions:
-----------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4).....
 Class A Shares............................................................       1,734,616   1,576,045
 Class B Shares............................................................          17,057         220
 Class C Shares............................................................         (16,325)    145,507
Net Increase/(Decrease) in Net Assets                                              (179,330)  1,943,310

Net Assets:
-----------------------------------------------------------------------------------------------------------
Beginning of Period........................................................       1,943,310          --
End of Period                                                                $    1,763,980  $1,943,310
Accumulated Undistributed Net Investment Income/
 (Accumulated Net Investment Loss)                                           $      (69,929) $   37,012

* For the three-month period ended June 30, 1999. The Portfolio changed its fiscal year end from March 31 to June 30.

**   Fiscal year ended March 31, 1999.

*** For the period from the commencement of operations on December 31, 1997 to March 31, 1998.

The accompanying notes are an integral part of these financial statements.

                                                 -------------------------------
                                                             Montgomery
                                                       Institutional Series
                                                 -------------------------------
                                                       Financial Highlights
                                                 -------------------------------


                                                                            International Growth Portfolio
Selected Per-Share Data for the Year Ended:                                   Fiscal Year Ended June 30,
                                                                           --------------------------------
                                                                                       1999(a)
Net Asset Value -- Beginning of Period                                                $ 10.00
Net investment income                                                                    0.08
Net realized and unrealized gain on investments                                          0.10
Net increase in net assets resulting from investment operations                          0.18
Net Asset Value -- End of Period                                                      $ 10.18
Total Return*                                                                            1.80%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period(in 000s)                                                   $148,831
Ratio of net investment income/(loss) to average net assets                              1.50%
Net investment income/(loss) before deferral of fees by Manager                      $   0.07
Portfolio turnover rate                                                                   155%
Expense ratio including interest and tax expense                                         0.90%
Expense ratio before deferral of fees by Manager, including interest and tax expense     1.09%
Expense ratio excluding interest and tax expense                                         0.90%

(a)  The International Growth Portfolio commenced operations on June 30, 1998.

*    Total return represents aggregate total return for the period indicated.

-------------------------------
         Montgomery
     Institutional Series
-------------------------------
     Financial Highlights
-------------------------------

                                                                                         Emerging Markets Focus Portfolio

                                                                                              Institutional Shares(a)
Selected Per-Share Data for the Year or Period Ended:                        Three Months Ended June 30, Fiscal Year Ended March 31,
                                                                             --------------------------- ---------------------------
                                                                                       1999(c)               1999++        1998(b)++
Net Asset Value -- Beginning of Period                                              $  9.63               $ 11.43       $ 10.00
Net investment income                                                                  0.04                  0.12          0.27
Net realized and unrealized gain/(loss) on investments                                 3.48                 (1.76)         1.16
Net increase/(decrease) in net assets resulting from investment operations             3.52                 (1.64)         1.43
Distributions:
Dividends from net investment income                                                     --                 (0.16)           --
Total distributions                                                                      --                 (0.16)           --
Net Asset Value -- End of Period                                                    $ 13.15               $  9.63       $ 11.43
Total Return*                                                                         36.55%               (14.04)%       14.40%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s)                                                 $ 2,551               $ 1,655       $ 1,789
Ratio of net investment income/(loss) to average net assets                            0.05%+                1.24%        10.46%+
Net investment income/(loss) before deferral of fees by Manager                     $ (0.10)              $ (0.52)      $ (0.07)
Portfolio turnover rate                                                                 200%                  437%           71%
Expense ratio including interest and tax expense                                       1.73%+                2.10%         2.10%+
Expense ratio before deferral of fees by Manager, including interest and tax           8.82%+                8.68%        15.34%+
expense
Expense ratio excluding interest and tax expense                                       1.73%+                2.10%         2.10%+


                                                                                                   Class B Shares
Selected Per-Share Data for the Year or Period Ended:                             Period Ended May 28,   Fiscal Year Ended March 31,
                                                                                  --------------------   ---------------------------
                                                                                       1999(d)               1999++        1998(b)++
Net Asset Value -- Beginning of Period                                              $  9.92               $ 11.84       $ 10.00
Net investment income/(loss)                                                           0.00(S)               0.04          0.25
Net realized and unrealized gain/(loss) on investments                                 1.60
    (1.86)          1.59
Net increase/(decrease) in net assets resulting from investment operations             1.60                 (1.82)         1.84
Distributions:
Dividends from net investment income                                                     --                 (0.10)           --
Total distributions                                                                      --                 (0.10)           --
Net Asset Value -- End of Period                                                     $11.52               $  9.92       $ 11.84
Total Return*                                                                            --                (15.13)%       18.40%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s)                                                      --               $    17       $     0++
Ratio of net investment income/(loss) to average net assets                           (0.19)%+               0.49%         9.71%+
Net investment income/(loss) before deferral of fees by Manager                     $ (0.15)              $ (0.17)      $ (0.07)
Portfolio turnover rate                                                                                       437%           71%
Expense ratio including interest and tax expense                                       2.85%+                2.85%         2.85%+
Expense ratio before deferral of fees by Manager, including interest and tax           5.42%+                9.43%        16.09%+
expense
Expense ratio excluding interest and tax expense                                       2.85%+                2.85%         2.85%+

The accompanying notes are an integral part of these financial statements.

                                                 -------------------------------
                                                            Montgomery
                                                        Institutional Series
                                                 -------------------------------
                                                        Financial Highlights
                                                 -------------------------------

                                                                                 Emerging Markets Focus Portfolio (cont'd)
                                                                                                Class C Shares
Selected Per-Share Data for the Year or Period Ended:                            Period Ended May 28,    Fiscal Year Ended March 31,
                                                                                 --------------------   ----------------------------
                                                                                     1999(d)              1999++         1998(b)++
Net Asset Value -- Beginning of Period                                              $  9.93              $ 11.83         $ 10.00
Net investment income/(loss)                                                           0.04                 0.04            0.26
Net realized and unrealized gain/(loss) on investments                                 1.56                (1.84)           1.57
Net increase/(decrease) in net assets resulting from investment operations             1.60                (1.80)           1.83
Distributions:
Dividends from net investment income                                                     --                (0.10)            --
Total distributions                                                                      --                (0.10)            --
Net Asset Value -- End of Period                                                    $ 11.53              $  9.93         $ 11.83
Total Return*                                                                            --               (14.98)          18.30%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s)                                                      --              $    92         $   154
Ratio of net investment income/(loss) to average net assets                           (0.20)%+              0.49%           9.71%+
Net investment income/(loss) before deferral of fees by Manager                     $ (0.11)             $ (0.17)          (0.07)
Portfolio turnover rate                                                                  --                  437%             71%
Expense ratio including interest and tax expense                                       2.85%+               2.85%           2.85%+
Expense ratio before deferral of fees by Manager, including interest and tax           5.42%+               9.43%          16.09%+
expense
Expense ratio excluding interest and tax expense                                       2.85%+               2.85%           2.85%+


(a)  Formerly named Class A shares.

(b) The Emerging Markets Focus Portfolio commenced operations on December 31, 1997.

(c)  For the period April 1, 1999 to June 30, 1999.

(d) The Emerging Markets Focus Portfolio s Class B and C shares ceased operations on May 28, 1999.

*    Total return represents aggregate total return for the periods indicated.

+    Annualized.

++   Represents an amount less than $1,000.

$ Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

(S)  Amount represents less than $0.01 per share.

-------------------------------
         Montgomery
     Institutional Series
-------------------------------
     Financial Highlights
-------------------------------

                                                                        Macro Cap Systematic Value Portfolio
Selected Per-Share Data for the Period Ended:                                    Period Ended June 30,
                                                                                ------------------------
                                                                                         1999(a)
Net Asset Value -- Beginning of Period                                                  $ 10.00
Net investment income/(loss)                                                               0.05
Net realized and unrealized gain/(loss) on investments                                     3.02
Net increase/(decrease) in net assets resulting from investment operations                 3.07
Distributions:
Dividends from net investment income                                                       0.00++
Net Asset Value End of Period                                                           $ 13.07
Total Return*                                                                             30.66%
Net assets, end of period (in 000s)                                                     $ 5,940
Ratio of net investment income/(loss) to average net assets                                0.52%+
Net investment income/(loss) before deferral of fees by Manager                         $ (0.11)
Portfolio turnover rate                                                                      97%
Expense ratio including interest and tax expense                                           1.35%+
Expense ratio before deferral of fees by Manager, including interest and tax expense       3.20%+
Expense ratio excluding interest and tax expense                                           1.35%+

(a) The Macro Cap Systematic Value Portfolio commenced operations on August 31, 1998.

*    Total return represents aggregate total return for the period indicated.

+    Annualized.

++   Amount represents less than $0.01 per share.

                                                 -------------------------------
                                                           Montgomery
                                                      Institutional Series
                                                 -------------------------------
                                                      Financial Highlights
                                                 -------------------------------

                                                                         Small Cap Systematic Value Portfolio
Selected Per-Share Data for the Period Ended:                                     Period Ended June 30,
                                                                                ------------------------
                                                                                         1999(a)
Net Asset Value--Beginning of Period                                                    $ 10.00
Net investment income/(loss)                                                               0.09
Net realized and unrealized gain/(loss) on investments                                     1.59
Net increase/(decrease) in net assets resulting from investment operations                 1.68
Distributions:
Dividends from net investment income                                                      (0.04)
Distributions from net realized capital gains                                             (0.01)
Total distributions                                                                       (0.05)
Net Asset Value--End of Period                                                          $ 11.63
Total Return*                                                                             16.69%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s)                                                     $ 1,218
Ratio of net investment income/(loss) to average net assets                                1.00%+
Net investment income/(loss) before deferral of fees by Manager                         $ (0.70)
Portfolio turnover rate                                                                      84%
Expense ratio including interest and tax expense                                           1.48%+
Expense ratio before deferral of fees by Manager, including interest and tax expense      11.87%+
Expense ratio excluding interest and tax expense                                           1.48%+

(a) The Small Cap Systematic Value Portfolio commenced operations on August 31, 1998.

*    Total return represents aggregate total return for the period indicated.

+    Annualized.

-------------------------------
       The Montgomery
          Funds II
-------------------------------
           Notes
-------------------------------
   to Financial Statements


The Montgomery Funds II ("the Trust") is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. As of June 30, 1999, the Trust had seven publicly offered series: Montgomery U.S. Asset Allocation Fund, Montgomery Global Long-Short Fund, Montgomery Institutional Series: International Growth Portfolio, Montgomery Institutional Series: Emerging Markets Focus Portfolio, Montgomery Institutional Series: Macro Cap Systematic Value Portfolio, Montgomery Institutional Series: Emerging Markets Portfolio, and the Montgomery Institutional Series: Small Cap Systematic Value Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to Montgomery Institutional Series: International Growth Portfolio, Montgomery Institutional Series: Emerging Markets Focus Portfolio, Montgomery Institutional Series: Macro Cap Systematic Value Portfolio, and Montgomery Institutional Series: Small Cap Systematic Value Portfolio (individually, a "Fund" and, collectively, the "Funds"). The financial statements for the other Funds in the Trust have been presented under separate covers.

Montgomery Institutional Series: Emerging Markets Focus Portfolio, which commenced operations on December 31, 1997, has changed its fiscal year end from March 31 to June 30. The Fund s most recent audited financial statements covered the fiscal year ended March 31, 1999.

On May 28, 1999, Classes B and C of the Montgomery Institutional Series:
Emerging Markets Focus Portfolio were closed. On May 28, 1999, Class A shares of the Institutional Series: Emerging Markets Focus Portfolio converted to Institutional Class shares which was designated as no-load.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation
Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust s officers in accordance with methods authorized by the Trust s Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Repurchase Agreements
Each Fund may engage in repurchase agreement transactions either individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company, pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund s holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities, during the period the Fund seeks to assert its rights.The Fund s Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements, to evaluate potential risks. The Funds may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

c. Forward Foreign-Currency Exchange Contracts Certain Funds may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain (loss) is recorded daily. Realized and unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign-currency-related transactions.

                                                 -------------------------------
                                                          The Montgomery
                                                             Funds II
                                                 -------------------------------
                                                              Notes
                                                 -------------------------------
                                                     to Financial Statements


Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

d. Foreign Currency
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain (loss) and unrealized appreciation (depreciation) from investments.

e. Futures Contracts
Certain Funds may enter into futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain (loss) in the Statement of Operations.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

f. Dividends and Distributions
Dividends from net investment income of each Fund are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by a Fund are distributed at least annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

Permanent differences incurred during the period ended June 30, 1999, resulting from differences in book and tax accounting, that have been reclassified at year-end to undistributed net investment income, accumulated net realized gain
(loss) and paid-in capital were as follows:

                                           Undistributed
                                                Net      Accumulated
                                             Investment  Net Realized  Paid-in
Fund                                           Income    Gain (Loss)   Capital
--------------------------------------------------------------------------------
International  Growth Portfolio  ..........  $(862,309)   $862,852   $    (543)
Emerging Markets Focus Portfolio ..........     69,702      27,621     (97,323)
Macro Cap Systematic Value Portfolio ......         55          --         (55)
Small Cap Systematic Value Portfolio ......         13          --         (13)

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

g. Securities Transactions and Investment Income
Securities transactions are recorded on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based on the relative net assets of each class of shares.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

h. Federal Income Taxes
Each Fund has elected and qualified, and it is the intention of each Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund of all or substantially all federal income taxes. Therefore, no federal income- or excise-tax provision has been provided.

-------------------------------
        The Montgomery
           Funds II
-------------------------------
            Notes
-------------------------------
   to Financial Statements


i. Organization Costs

Expenses incurred in connection with the organization of the Montgomery Institutional Series: International Growth Portfolio and the Montgomery Institutional Series: Emerging Markets Focus Portfolio are amortized on a straight-line basis over a period of five years from the commencement of operations.

j. Expenses
General expenses of the Trust are allocated to the Funds based on relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to that Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any Fund or class of shares are prorated among the classes based on the relative average net assets of each Fund or class of shares.


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Funds' Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to Investment Management Agreements (the "Agreements") between the Manager and the Trust with respect to each Fund, the Manager provides each Fund with advice on buying and selling securities, manages the investments of each Fund including the placement of orders for portfolio transactions, furnishes each Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreements. Under Operating Expense Agreements with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep each Fund's annual operating expenses, exclusive of Rule 12b-1 fees, dividend expense, interest, extraordinary expenses and taxes, at or below the following percentages of each Fund's average net assets:
0.90% for the International Growth Portfolio; 1.60% for the Emerging Markets Focus Portfolio; 0.80% for the Macro Cap Systematic Value Portfolio; and 1.15% for the Small Cap Systematic Value Portfolio. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following three years, provided a Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreements have rolling 10-year terms, extendable for one year at the end of each fiscal year. Montgomery Asset Management, LLC, serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Funds' administrative operations.

As compensation, each Fund has accrued a monthly management and administration fee (accrued daily) based on the average daily net assets of each Fund. The following effective management fee annual rates include current-year accrued fees and recoupment of prior-year deferrals, but do not include the effect of current-year fee deferrals or expense absorptions:

                                                                         Management
                                        Contractual     Effective       Fee Including       Effective
                                        Management      Management      Effect of Fees    Administration
Fund                                        Fee            Fee             Reduced             Fee
--------------------------------------------------------------------------------------------------------------
International Growth Portfolio ........    0.75%          0.75%             0.56%             0.05%
Emerging Markets Focus Portfolio ......    1.12           1.12                --              0.07
Macro Cap Systematic Value Portfolio ..    0.83           0.83                --              0.07
Small Cap Systematic Value Portfolio ..    1.22           1.22                --              0.07

+    Annualized.

Included in other expense are absorbed expenses recouped from the previous year of $9,798 for Emerging Markets Focus Portfolio.

For the period ended June 30, 1999, the Manager has deferred fees and/or absorbed expenses and has deferred management fees and absorbed expenses subject to recoupment as follows:

                                                                    Deferred
                                                                   Management
                                                                    Fees and
                                                                    Absorbed
                                                                    Expenses
                                                         Expenses  Subject to
Fund                                       Fees Reduced  Absorbed  Recoupment
-----------------------------------------------------------------------------
International Growth Portfolio ............ $ 151,790          --  $ 151,790
Emerging Markets Focus Portfolio ..........     6,229   $  33,234    245,882
Macro Cap Systematic Value Portfolio ......    27,801      33,883     61,684
Small Cap Systematic Value Portfolio ......    10,072      75,861     85,933

b. Certain officers and Trustees of the Trust are, with respect to the Trusts Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all Trusts advised by the Manager ($15,000 of which will be allocated to The Montgomery Funds II).

c. Certain Funds are parties to agreements with financial intermediaries and recordkeepers related to the Funds' participation in various purchase, marketplace and retirement programs. The Funds that participate in the programs make payments to the financial intermediaries and recordkeepers for certain services provided to shareholders who own shares of the Funds through such programs. These fees are paid to shareholder servicing and recordkeeping and are reflected in the Funds' financial statement as "servicing fees". The Manager, out of its own resources, may make additional payments to financial intermediaries and recordkeepers in connection with the Funds' participation in these programs.


3. SHARE MARKETING PLAN:

Class B and Class C shares of Emerging Focus have adopted a Share Marketing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule"). Pursuant to that Rule, the Trusts' Board of Trustees has approved, and each Class has entered into, the Plan with Funds' Distributor, Inc., the Funds' distributor (the "Distributor"), as the distribution coordinator for the Class B and Class C shares. Under the Plan the Fund will pay distribution fees to the Distributor at an annual rate of up to 0.75% of the Class's aggregate average daily net assets attributable to its Class B and

                                                 -------------------------------
                                                          The Montgomery
                                                              Funds II
                                                 -------------------------------
                                                               Notes
                                                 -------------------------------
                                                      to Financial Statements

Class C shares, to reimburse the Distributor for its distribution costs with respect to that class ("the Class").

The Plan provides that the Distributor may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to, (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct-mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved in obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily, paid monthly and charged as expenses of the Class as accrued.


4. SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. government securities, during the period ended June 30, 1999, were:

Fund                                         Purchases           Sales
--------------------------------------------------------------------------------
International Growth Portfolio .........   $236,937,481      $109,781,707
Emerging Markets Focus Portfolio .......      1,235,023           987,093
Macro Cap Systematic Value Portfolio ...      8,857,038         4,078,522
Small Cap Systematic Value Portfolio ...      1,881,574           850,639

b. At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                          Tax Basis          Net Tax Basis
Fund                                           Tax Basis                  Unrealized          Unrealized       Cost for Federal
                                         Unrealized Appreciation         Depreciation        Appreciation        Tax Purposes
------------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio ...............  $7,963,866                $4,316,823           $3,647,043         $150,098,394
Emerging Markets Focus Portfolio .............     630,145                     7,185              622,960            1,836,762
Macro Cap Systematic Value Portfolio .........     621,930                    95,892              526,038            5,386,565
Small Cap Systematic Value Portfolio .........     114,083                    37,920               76,163            1,100,418

c.The schedule of forward foreign-currency exchange contracts at June 30, 1999, was as follows:


Foreign-Currency                                                                             Net Unrealized
   Amount                                      Settlement Date    In Exchange for (US$)       Depreciation
-----------------------------------------------------------------------------------------------------------------
International Growth Portfolio:
Forward Foreign-Currency Exchange Contracts to Receive
   37,663,947           Japanese Yen                 07/01/99           $  311,359               $    463
      237,829           Swedish Krona                07/01/99               28,082                     (4)
      354,047           British Pound                07/02/99              558,496                 (3,377)
      343,285           European Union Euro          07/02/99              354,457                 (3,658)
      296,953           European Union Euro          07/15/99              306,966                 (2,815)
    2,132,318           European Union Euro          07/30/99            2,410,216                 (4,969)
                                                                        ----------               ---------
                        Total                                           $3,969,576               $(14,360)
                                                                        ==========               =========

Forward Foreign-Currency Exchange Contracts to Deliver

1,102,000,000           Japanese Yen                 12/17/99           $9,314,450                $(47,756)
                                                                        ----------                ---------
                        Total                                           $9,314,450                $(47,756)
                                                                        ==========                =========
                        Net Unrealized Depreciation                                               $(62,116)
                                                                                                  =========

-------------------------------
        The Montgomery
           Funds II
-------------------------------
           Notes
-------------------------------
    to Financial Statements


Foreign-Currency                                                                             Net Unrealized
 Amount                 Settlement Date                            In Exchange for (US$)      Appreciation
------------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Focus Portfolio:
Forward Foreign-Currency Exchange Contracts to Receive
393,296                 Hong Kong Dollar             07/06/99      $     50,694               $    (5)
Forward Foreign-Currency Exchange Contracts to Deliver
644,784                 Hong Kong Dollar             07/02/99      $     83,118               $     8
                                                                   ------------               -------
                        Net Unrealized Appreciation                $    133,812               $     3
                                                                   ============               =======

d. The schedule of futures contracts at June 30, 1999, was as follows:

Fund                Number of Contracts     Value       Unrealized Appreciation
--------------------------------------------------------------------------------
Macro Cap Systematic Value Portfolio:
S&P 500 E-Mini, September 1999..............     2        $138,175      $4,638

e. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, each of the Funds of The Montgomery Funds II, along with other series of the Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may, for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to one-third of its net asset value (or such lower limit applicable to such Fund), provided that the aggregate funds borrowed do not exceed $175,000,000. The Funds pay their pro rata shares of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. At June 30, 1999, there were no loans outstanding under this agreement. For the period ended June 30, 1999, the Funds had no borrowings under the agreement.

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:


                                                               INTERNATIONAL GROWTH PORTFOLIO
                                                                     Year Ended 6/30/99#
                                                             Shares                        Dollars
------------------------------------------------------------------------------------------------------------------
Sold                                                      16,146,917                    $ 158,087,488
Issued as reinvestment of dividends
Redeemed                                                  (1,529,467)                     (15,157,071)
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                   14,617,450                    $ 142,930,417
------------------------------------------------------------------------------------------------------------------
                                                                   EMERGING MARKETS FOCUS PORTFOLIO
                                                   Period Ended 6/30/99*                   Year Ended 3/31/99
Institutional Class                              Shares            Dollars             Shares            Dollars
------------------------------------------------------------------------------------------------------------------
Sold                                            213,213      $   2,396,514                                     $
Issued as reinvestment of dividends
Redeemed                                        (19,222)          (228,809)
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                         193,991      $   2,167,705                 --                    $
------------------------------------------------------------------------------------------------------------------
Class A**
------------------------------------------------------------------------------------------------------------------
Sold                                             21,917      $     244,594            746,596      $   7,655,077
Issued as reinvestment of dividends                  --                 --              8,306             63,151
Redeemed                                       (193,761)        (2,162,372)          (739,577)        (5,983,612)
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                        (171,844)     $  (1,917,778)            15,325      $   1,734,616
------------------------------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------------------------------
Sold                                                 58      $         595              1,641      $      17,057
Issued as reinvestment of dividends
Redeemed                                         (1,721)           (17,872)
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          (1,663)     $     (17,277)             1,641      $      17,057
------------------------------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------------------------------
Sold                                              6,236      $      66,128             38,800      $     342,778
Issued as reinvestment of dividends
Redeemed                                        (15,534)          (195,310)           (42,510)          (359,103)
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          (9,298)     $    (129,182)            (3,710)     $     (16,325)
------------------------------------------------------------------------------------------------------------------


#    The International Growth Portfolio commenced operations on June 30, 1998.

* The Emerging Markets Focus Portfolio changed its fiscal year end from March 31 to June 30.

** On May 28, 1999, Class A shares of the Institutional Series: Emerging Markets Focus Portfolio converted to Institutional Class shares.

                                                 -------------------------------
                                                          The Montgomery
                                                             Funds II
                                                 -------------------------------
                                                              Notes
                                                 -------------------------------
                                                      to Financial Statements

                                   MACRO CAP SYSTEMATIC VALUE PORTFOLIO
                                            Period Ended 6/30/99+
Institutional Class                        Shares         Dollars
-------------------------------------------------------------------
Sold                                       505,277     $ 5,583,481
Issued as reinvestment of dividends            159           1,747
Redeemed                                   (50,950)       (606,616)
-------------------------------------------------------------------
Net increase/(decrease)                    454,486     $ 4,978,612
-------------------------------------------------------------------

                                    SMALL CAP SYSTEMATIC VALUE PORTFOLIO
                                            Period Ended 6/30/99+
Institutional Class                        Shares         Dollars
-------------------------------------------------------------------
Sold                                       220,131     $ 2,392,033
Issued as reinvestment of dividends            473           5,140
Redeemed                                  (115,868)     (1,292,868)
-------------------------------------------------------------------
Net increase/(decrease)                    104,736     $ 1,104,305
-------------------------------------------------------------------

+ The Macro Cap Systematic Value and Small Cap Systematic Value Portfolios commenced operations on August 31, 1998.

At June 30, 1999, shareholders of the Funds with ownership of 10% or greater of the aggregate shares outstanding were as follows:

Fund                                   Number of         Percentage
                                       Shareholders
-------------------------------------------------------------------
International Growth Portfolio         2                 75%
Emerging Markets Focus Portfolio       2                 70%
Macro Cap Systematic Value Portfolio   1                 97%
Small Cap Systematic Value Portfolio   1                 90%

6. FOREIGN SECURITIES:

Certain Funds purchase securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7. CAPITAL LOSS CARRYFORWARDS:

At June 30, 1999, the following Fund had available for federal tax purposes unused capital losses as follows:

                                           Expiring in      Expiring in
Fund                                           2006            2007
-----------------------------------------------------------------------

Emerging Markets Focus Portfolio ......... $1,150,764          $381,957

-------------------------------
         The Montgomery
            Funds II
-------------------------------
          Independent
        Auditors' Report
-------------------------------

To the Board of Trustees and the Shareholders of The Montgomery Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Institutional Series:
International Growth Portfolio, Montgomery Institutional Series: Emerging Markets Focus Portfolio, Montgomery Institutional Series: Macro Cap Systematic Value Portfolio and Montgomery Institutional Series: Small Cap Systematic Value Portfolio (four portfolios of The Montgomery Funds II) (collectively the "Funds") at June 30, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, CA
August 18, 1999

                                                 -------------------------------
                                                           The Montgomery
                                                              Funds II
                                                 -------------------------------
                                                           Tax Information
                                                 -------------------------------
                                                    Year Ended June 30, 1999
                                                             (Unaudited)

In accordance with the Code, the following Funds are designating the following amount of long-term capital gain dividends:

Macro Cap Systematic Value Portfolio ................................  $16,335


The following Funds are designating the following percentages of distributions made from net investment income, as stated in these financial statements as net investment income dividends that qualify for the dividends-received deduction with regard to the Funds' corporate shareholders:

Macro Cap Systematic Value Portfolio ...................................... 100%
Small Cap Systematic Value Portfolio ...................................... 100%


For the fiscal period ended June 30, 1999, foreign income and foreign taxes paid relating to foreign sources and possessions of the United States on a per-share basis were as follows:

                                       Foreign    Foreign
Fund                                    Income     Taxes
---------------------------------------------------------
International Growth Portfolio ....... $0.1064    $0.0124
Emerging Markets Focus Portfolio .....  0.0134     0.0076

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

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                               Invest wisely/R/
                           The Montgomery Funds/TM/
                             101 California Street
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                           ------------------------

                                 800.627.7933

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                         -----------------------------
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                         -----------------------------